Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2010	Feb. 11, 2011	Jun. 30, 2010
Entity Registrant Name	CAMERON INTERNATIONAL CORP
Entity Central Index Key	0000941548
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 5,696,572,432
Entity Common Stock, Shares Outstanding (in shares)		244,761,237
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	FY
Document Type	10-K
Amendment Flag	false
Document Period End Date	Aug 14, 2006

CONSOLIDATED RESULTS OF OPERATIONS (USD $) In Millions, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
CONSOLIDATED RESULTS OF OPERATIONS [Abstract]
Revenues	$ 6,134.8	$ 5,223.2	$ 5,848.9
Costs and expenses:
Cost of sales (exclusive of depreciation and amortization shown separately below)	4,212.4	3,540.1	4,127.9
Selling and administrative expenses	862.3	715.6	668.3
Depreciation and amortization	201.6	156.6	132.1
Interest income	(4.2)	(5.9)	(27.3)
Interest expense	82.2	92.4	70.3
Other costs (see Note 3)	47.2	81.6	0
Charge for pension plan termination	0	0	26.2
Total costs and expenses	5,401.5	4,580.4	4,997.5
Income before income taxes	733.3	642.8	851.4
Income tax provision	(170.4)	(167.3)	(270.7)
Net income	$ 562.9	$ 475.5	$ 580.7
Earnings per common share:
Basic	$ 2.32	$ 2.15	$ 2.67
Diluted	$ 2.27	$ 2.11	$ 2.54

CONSOLIDATED BALANCE SHEETS (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Assets
Cash and cash equivalents	$ 1,832.5	$ 1,861
Receivables, net	1,056.1	959
Inventories, net	1,779.3	1,664.2
Other	265	230
Total current assets	4,932.9	4,714.2
Plant and equipment, net	1,247.8	1,192.4
Goodwill	1,475.8	1,441.6
Other assets	348.6	377.2
Total assets	8,005.1	7,725.4
Liabilities and stockholders' equity
Current portion of long-term debt	519.9	22.2
Accounts payable and accrued liabilities	2,016	2,208.2
Accrued income taxes	38	65.9
Total current liabilities	2,573.9	2,296.3
Long-term debt	772.9	1,232.3
Deferred income taxes	95.7	123
Other long-term liabilities	170.2	154.1
Total liabilities	3,612.7	3,805.7
Commitments and contingencies
Stockholders' equity:
Common stock, par value $.01 per share, 400,000,000 shares authorized, 263,111,472 shares issued at December 31, 2010 and 2009	2.6	2.6
Preferred stock, par value $.01 per share, 10,000,000 shares authorized, no shares issued or outstanding	0	0
Capital in excess of par value	2,259.3	2,244
Retained earnings	2,848.3	2,285.4
Accumulated other elements of comprehensive income	(27.1)	9.5
Less: Treasury stock at cost, 19,197,642 shares at December 31, 2010 and 18,453,758 shares at December 31, 2009	(690.7)	(621.8)
Total stockholders' equity	4,392.4	3,919.7
Total liabilities and stockholders' equity	$ 8,005.1	$ 7,725.4

CONSOLIDATED BALANCE SHEETS Parenthetical (USD $)	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED BALANCE SHEETS - Parenthetical [Abstract]
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common Stock, Shares authorized (in shares)	400,000,000	400,000,000
Common Stock, Shares issued (in shares)	263,111,472	263,111,472
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, Authorized shares (in shares)	10,000,000	10,000,000
Preferred Stock, Shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Less treasury common stock at cost Shares (in shares)	19,197,642	18,453,758

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash flows from operating activities:
Net income	$ 562.9	$ 475.5	$ 580.7
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	142.6	114.7	98.7
Amortization	59	41.9	33.4
Non cash charge for pension plan termination	0	0	26.2
Non-cash stock compensation expense	34.5	27.7	35.6
Tax benefit of employee stock compensation plan transactions and deferred income taxes	(19.1)	(35.8)	1.9
Changes in assets and liabilities, net of translation, acquisitions and non-cash items:
Receivables	(81.4)	165.2	(157.9)
Inventories	(3.8)	(220.9)	(9.3)
Accounts payable and accrued liabilities	(291.7)	139.8	279
Other assets and liabilities, net	(108.8)	(94.6)	99.2
Net cash provided by operating activities	294.2	613.5	987.5
Cash flows from investing activities:
Capital expenditures	(200.7)	(240.9)	(272.2)
Acquisitions, net of cash acquired	(40.9)	11.2	(191.7)
Proceeds from sale of plant and equipment	12.4	4.1	3.9
Net cash used for investing activities	(229.2)	(225.6)	(460)
Cash flows from financing activities:
Short-term loan borrowings (repayments), net	(8.4)	(18.9)	31.8
Redemption of convertible debt securities	0	(131.1)	(106.9)
Issuance of long-term senior notes	0	0	747.9
Debt issuance costs	0	0	(5.5)
Purchase of treasury stock	(124)	(29.2)	(279.4)
Proceeds from stock option exercises, net of tax payments from stock compensation plan transactions	36.3	10.2	17.6
Excess tax benefits from employee stock compensation plan transactions	16.4	6.4	17
Principal payments on capital leases	(6.6)	(6.7)	(7.4)
Net cash provided by (used for) financing activities	(86.3)	(169.3)	415.1
Effect of translation on cash	(7.2)	21.4	(61.5)
Increase (decrease) in cash and cash equivalents	(28.5)	240	881.1
Cash and cash equivalents, beginning of year	1,861	1,621	739.9
Cash and cash equivalents, end of year	$ 1,832.5	$ 1,861	$ 1,621

CONSOLIDATED CHANGES IN STOCKHOLDERS' EQUITY (USD $) In Millions	Common Stock	Capital in Excess of Par value	Retained Earnings	Accumulated Other Elements of Comprehensive Income	Treasury Stock	Total
Balance at Dec. 31, 2007	$ 2.4	$ 1,227.3	$ 1,229	$ 101	$ (426)	$ 2,133.7
Net income			580.7			580.7
Foreign currency translation				(169.4)		(169.4)
Change in fair value of derivatives accounted for as cash flow hedges, net of tax				(47.2)		(47.2)
Other comprehensive income from derivative transactions recognized in current year earnings, net taxes				3.3		3.3
Loss on treasury locks, net of amortization and taxes				(1.2)		(1.2)
Impact after currency effects of actuarial gains/losses, net of taxes				7.9		7.9
Amortization of net actuarial losses and prior service credits, net of taxes				5.2		5.2
Pension settlement loss, net of taxes				16.5		16.5
Comprehensive income						395.8
Adjustment for change in measurement date for post-retirement benefit plans			0.2	(0.3)		(0.1)
Non-cash stock compensation expense		35.6				35.6
Purchase of treasury stock					(259.9)	(259.9)
Treasury stock issued under stock option and other employee benefit plans		(30.2)			47.7	17.5
Adjustment to conversion option resulting from conversion of convertible debt, net of taxes		(0.7)				(0.7)
Tax benefit of employee stock compensation plan transactions		22.6				22.6
Balance at Dec. 31, 2008	2.4	1,254.6	1,809.9	(84.2)	(638.2)	2,344.5
Net income			475.5			475.5
Foreign currency translation				86.6		86.6
Change in fair value of derivatives accounted for as cash flow hedges, net of tax				11.3		11.3
Other comprehensive income from derivative transactions recognized in current year earnings, net taxes				16.2		16.2
Impact after currency effects of actuarial gains/losses, net of taxes				(23)		(23)
Amortization of net actuarial losses and prior service credits, net of taxes				2.4		2.4
Pension settlement loss, net of taxes				0.2		0.2
Comprehensive income						569.2
Non-cash stock compensation expense		27.7				27.7
Purchase of treasury stock					(29.2)	(29.2)
Treasury stock issued under stock option and other employee benefit plans		(30.1)			39.4	9.3
Tax benefit of employee stock compensation plan transactions		9.7				9.7
Equity securities issued for purchase of NATCO	0.2	982.1			6.2	988.5
Balance at Dec. 31, 2009	2.6	2,244	2,285.4	9.5	(621.8)	3,919.7
Net income			562.9			562.9
Foreign currency translation				(50.1)		(50.1)
Change in fair value of derivatives accounted for as cash flow hedges, net of tax				(6.1)		(6.1)
Other comprehensive income from derivative transactions recognized in current year earnings, net taxes				11.6		11.6
Impact after currency effects of actuarial gains/losses, net of taxes				4.5		4.5
Amortization of net actuarial losses and prior service credits, net of taxes				3.5		3.5
Comprehensive income						526.3
Non-cash stock compensation expense		34.5				34.5
Purchase of treasury stock					(124)	(124)
Treasury stock issued under stock option and other employee benefit plans		(32.5)			67.9	35.4
Tax benefit of employee stock compensation plan transactions		17.4				17.4
NATCO purchase price allocation adjustment		(4.1)			(12.8)	(16.9)
Balance at Dec. 31, 2010	$ 2.6	$ 2,259.3	$ 2,848.3	$ (27.1)	$ (690.7)	$ 4,392.4

CONSOLIDATED CHANGES IN STOCKHOLDERS' EQUITY Parenthetical (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
CONSOLIDATED CHANGES IN STOCKHOLDERS' EQUITY - Parenthetical [Abstract]
Change in fair value of derivatives accounted for as cash flow hedges, taxes	$ 2.9	$ 6.7	$ 26.9
Other comprehensive income from derivative transactions recognized in current year earnings, taxes	5.2	9.6	1.4
Pension settlement loss, taxes			9.7
Impact after currency effects of actuarial gains/losses and plan amendments, taxes	2.9	9.7	3.9
Amortization of net actuarial losses and prior service credits, taxes	$ 1.1	$ 0.6	$ 2.3

Summary of Major Accounting Policies	12 Months Ended
Dec. 31, 2010
Summary of Major Accounting Policies [Abstract]
Summary of Major Accounting Policies
Note 1: Summary of Major Accounting Policies

   Company Operations — Cameron International Corporation (Cameron or the Company) provides flow equipment products, systems and services to worldwide oil, gas and process industries. Products include oil and gas pressure control and separation equipment, including valves, wellheads, manifolds, controls, chokes, blowout preventers and assembled systems for oil and gas drilling, production and transmission processes used in onshore, offshore and subsea applications. Cameron also manufactures and services air and gas compressors and turbochargers.
During the third quarter of 2010, the Company restructured its business segments, moving its Process Systems division from the Drilling & Production Systems (DPS) segment to a newly formed business segment, Process & Compression Systems (PCS), in order to enhance the Company’s processing solutions that are available to customers involved in the exploration, production, storage and transmission of crude oil and natural gas.  PCS also includes the businesses that were previously part of the Compression Systems segment.  All financial data included in this Annual Report to Shareholders relating to DPS and PCS have been retrospectively revised based on the new segment structure of the Company.  The Company’s other business segment is Valves & Measurement (V&M).  Additional information regarding each segment may be found in Note 15 of the Notes to Consolidated Financial Statements.
Principles of Consolidation — The consolidated financial statements include the accounts of the Company and all majority-owned subsidiaries. Investments from 20% to 50% in affiliated companies are accounted for using the equity method.
Estimates in Financial Statements — The preparation of the financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Such estimates include, but are not limited to, estimates of total contract profit or loss on certain long-term production contracts, estimated losses on accounts receivable, estimated realizable value on excess and obsolete inventory, contingencies, including tax contingencies, estimated liabilities for litigation exposures and liquidated damages, estimated warranty costs, estimates related to pension accounting, estimates related to the fair value of reporting units for purposes of assessing goodwill for impairment, estimated proceeds from assets held for sale and estimates related to deferred tax assets and liabilities, including valuation allowances on deferred tax assets. Actual results could differ materially from these estimates.
Revenue Recognition — The Company generally recognizes revenue, net of sales taxes, once the following four criteria are met: (i) persuasive evidence of an arrangement exists, (ii) delivery of the equipment has occurred or services have been rendered, (iii) the price of the equipment or service is fixed and determinable and (iv) collectibility is reasonably assured. For certain engineering, procurement and construction-type contracts, which typically include the Company’s subsea and drilling systems and processing equipment contracts, revenue is recognized in accordance with accounting rules relating to construction-type and production-type contracts. Under this guidance, the Company recognizes revenue on these contracts using a units-of-completion method. Under the units-of-completion method, revenue is recognized once the manufacturing process is complete for each unit specified in the contract with the customer, including customer inspection and acceptance, if required by the contract.  This method requires the Company to make estimates regarding the total costs of the project, which impacts the amount of gross margin the Company recognizes in each reporting period.  The Company routinely, and at least quarterly, reviews its estimates relating to total estimated contract profit or loss and recognizes changes in those estimates as they are determined.  Revenue associated with change orders is not included in the calculation of estimated profit on a contract until approved by the customer.  Costs associated with unapproved change orders are deferred if (i) the customer acknowledges a change has occurred and (ii) it is probable that the costs will be recoverable from the customer.  If these two conditions are not met, the costs are included in the calculation of estimated profit on the project.  Anticipated losses on contracts are recorded in full in the period in which they become evident.
Approximately 36%, 28% and 28% of the Company's revenues for the years ended December 31, 2010, 2009 and 2008, respectively, were recognized under the accounting rules for construction-type and production-type contracts.
Shipping and Handling Costs — Shipping and handling costs are reflected in the caption entitled “Cost of sales (exclusive of depreciation and amortization shown separately below)” in the accompanying Consolidated Results of Operations statements.
Cash Equivalents — The Company considers all investments purchased with original maturities of three months or less to be cash equivalents.
Allowance for Doubtful Accounts — The Company maintains allowances for doubtful accounts for estimated losses that may result from the inability of its customers to make required payments. Such allowances are based upon several factors including, but not limited to, historical experience, the length of time an invoice has been outstanding, responses from customers relating to demands for payment and the current and projected financial condition of specific customers.
Inventories — Aggregate inventories are carried at cost or, if lower, net realizable value. On the basis of current costs, 46% of inventories at December 31, 2010 and 48% at December 31, 2009 are carried on the last-in, first-out (LIFO) method. For these locations, the use of LIFO results in a better matching of costs and revenues. The remaining inventories, which are generally located outside the United States and Canada, are carried on the first-in, first-out (FIFO) method. The Company provides a reserve for estimated inventory obsolescence or excess quantities on hand equal to the difference between the cost of the inventory and its estimated realizable value.
Plant and Equipment — Property, plant and equipment, both owned and under capital lease, are carried at cost. Maintenance and repair costs are expensed as incurred. The cost of renewals, replacements and betterments is capitalized. The Company capitalizes software developed or obtained for internal use. Accordingly, the cost of third-party software, as well as the cost of third-party and internal personnel that are directly involved in application development activities, are capitalized during the application development phase of new software systems projects. Costs during the preliminary project stage and post-implementation stage of new software systems projects, including data conversion and training costs, are expensed as incurred. Depreciation and amortization is provided over the estimated useful lives of the related assets, or in the case of assets under capital leases, over the related lease term, if less, using the straight-line method. The estimated useful lives of the major classes of property, plant and equipment are as follows:

Estimated Useful Lives
Buildings and leasehold improvements	10-40years
Machinery, equipment and tooling	3-18years
Office furniture, software and other	3-10years

Goodwill —The Company reviews the carrying value of goodwill in accordance with accounting rules on impairment of goodwill, which require that the Company estimate the fair value of each of its reporting units annually, or when impairment indicators exist, and compare such amounts to their respective carrying values to determine if an impairment of goodwill is required.  Generally, this review is conducted during the first quarter of each annual period.  Based upon the most recent annual evaluation, no impairment of goodwill was required.  The estimated fair value of each reporting unit for the 2010, 2009 and 2008 evaluations was determined using discounted future expected cash flows (level 3 unobservable inputs) or other market-related valuation models consistent with the accounting guidance for fair-value measurements. Certain estimates and judgments are required in the application of the fair value models, including, but not limited to, estimates of future cash flows and the selection of a discount rate.  The Company’s reporting units for goodwill impairment evaluation purposes are the Drilling, Surface, Subsea and Flow Control product lines of the DPS segment, the Engineered Valves, Distributed Valves, Process Valves, Measurement Systems product lines and the Aftermarket Services business of the V&M segment and the Process Systems, Reciprocating and Centrifugal Compression product lines of the PCS segment.
Intangible Assets — The Company’s intangible assets, excluding goodwill, represent purchased patents, trademarks, customer lists and other identifiable intangible assets. The majority of intangible assets are amortized on a straight-line basis over the years expected to be benefited, generally ranging from 5 to 20 years. Such intangibles are tested for recoverability whenever events or changes in circumstances indicate that their carrying value may not be recoverable. As many areas of the Company’s business rely on patents and proprietary technology, it has followed a policy of seeking patent protection both inside and outside the United States for products and methods that appear to have commercial significance. The costs of developing any intangibles internally, as well as costs of defending such intangibles, are expensed as incurred. No material impairment of intangible assets was required during the years ended December 31, 2010, 2009 or 2008.
Long-Lived Assets — In accordance with accounting rules for the impairment or disposal of long-lived assets, such assets, excluding goodwill and indefinite-lived intangibles, to be held and used by the Company are reviewed to determine whether any events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. For long-lived assets to be held and used, the Company bases its evaluation on impairment indicators such as the nature of the assets, the future economic benefit of the assets, any historical or future profitability measurements and other external market conditions or factors that may be present. If such impairment indicators are present or other factors exist that indicate the carrying amount of the asset may not be recoverable, the Company determines whether an impairment has occurred through the use of an undiscounted cash flow analysis of the asset at the lowest level for which identifiable cash flows exist. If an impairment has occurred, the Company recognizes a loss for the difference between the carrying amount and the fair value of the asset. Assets are classified as held for sale when the Company has a plan for disposal of such assets and those assets are stated at estimated fair value less estimated costs to sell.  No material impairment of long-lived assets was required during the years ended December 31, 2010, 2009 or 2008.
Product Warranty — Estimated warranty costs are accrued either at the time of sale based upon historical experience or, in some cases, when specific warranty problems are encountered. Adjustments to the recorded liability are made periodically to reflect actual experience.
Contingencies — The Company accrues for costs relating to litigation, including litigation defense costs, claims and other contingent matters, including liquidated damage liabilities, when such liabilities become probable and reasonably estimable. Such estimates may be based on advice from third parties, amounts specified by contract, amounts designated by legal statute or management’s judgment, as appropriate. Revisions to contingent liability reserves are reflected in income in the period in which different facts or information become known or circumstances change that affect the Company’s previous assumptions with respect to the likelihood or amount of loss. Amounts paid upon the ultimate resolution of contingent liabilities may be materially different from previous estimates and could require adjustments to the estimated reserves to be recognized in the period such new information becomes known.
Income Taxes — The asset and liability approach is used to account for income taxes by recognizing deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the carrying amounts and the tax basis of assets and liabilities. Income tax expense includes U.S. and foreign income taxes, including U.S. federal taxes on undistributed earnings of foreign subsidiaries to the extent such earnings are planned to be remitted. Taxes are not provided on the translation component of comprehensive income since the effect of translation is not considered to modify the amount of the earnings that are planned to be remitted.
The Company accounts for uncertainties in its income tax positions in accordance with income tax accounting rules.  Interest related to an underpayment of income taxes is reflected as a component of interest expense in the Consolidated Results of Operations statement. Penalties on a tax position taken by the Company are reflected as a component of income tax expense in the Consolidated Results of Operations statement. See Note 12 of the Notes to Consolidated Financial Statements for further discussion of the Company’s income taxes.
Environmental Remediation and Compliance — Environmental remediation and postremediation monitoring costs are accrued when such obligations become probable and reasonably estimable. Such future expenditures are not discounted to their present value.
Pension and Postretirement Benefits Accounting — The Company recognizes the funded status of its defined benefit pension and other postretirement benefit plans in its Consolidated Balance Sheets.  The measurement date for all of the Company’s plans was December 31, 2010.
Stock-Based Compensation — At December 31, 2010, the Company had nine stock-based employee compensation plans, which are described in further detail in Note 9 of the Notes to Consolidated Financial Statements. Compensation expense for the Company’s stock-based compensation plans is measured using the fair value method required by accounting rules on stock compensation. Under this guidance, the fair value of stock option grants and restricted stock unit awards is amortized to expense using the straight-line method over the shorter of the vesting period or the remaining employee service period.
Derivative Financial Instruments — Consistent with accounting guidance for derivative instruments and hedging activities, the Company recognizes all derivative financial instruments as assets and liabilities on a gross basis and measures them at fair value.  Hedge accounting is only applied when the derivative is deemed highly effective at offsetting changes in anticipated cash flows of the hedged item or transaction. Changes in fair value of derivatives that are designated as cash flow hedges are deferred in accumulated other elements of comprehensive income until the underlying transactions are recognized in earnings, at which time any deferred hedging gains or losses are also recorded in earnings on the same line as the hedged item. Any ineffective portion of the change in the fair value of a derivative used as a cash flow hedge is recorded in earnings as incurred. The amounts recorded in earnings from ineffectiveness for the years ended December 31, 2010, 2009 and 2008 have not been material. The Company may at times also use forward or option contracts to hedge foreign currency assets and liabilities. These contracts are not designated as hedges under the accounting guidance described above.  Therefore, the changes in fair value of these contracts are recognized in earnings as they occur and offset gains or losses on the related asset or liability.
The Company will also periodically use interest rate swaps to modify the interest characteristics of some or all of its fixed or floating rate debt.  As these interest rate swaps are not designated as hedges, changes in the fair value of these derivatives are recognized as an adjustment to interest expense as they occur.
Foreign Currency — For most subsidiaries and branches outside the U.S., the local currency is the functional currency.  The financial statements of these subsidiaries and branches are translated into U.S. dollars as follows: (i) assets and liabilities at year-end exchange rates; (ii) income, expenses and cash flows at monthly average exchange rates; and (iii) stockholders’ equity at historical exchange rates. For those subsidiaries for which the local currency is the functional currency, the resulting translation adjustment is recorded as a component of accumulated other elements of comprehensive income in the accompanying Consolidated Balance Sheets.
For certain other subsidiaries and branches, operations are conducted primarily in currencies other than the local currencies, which are therefore the functional currency. Non-functional currency monetary assets and liabilities are remeasured at ending exchange rates. Revenue, expense and gain and loss accounts of these foreign subsidiaries and branches are remeasured at average exchange rates. Non-functional currency non-monetary assets and liabilities, and the related revenue, expense, gain and loss accounts are remeasured at historical rates.
Foreign currency gains and losses arising from monetary transactions denominated in a currency other than the functional currency of the entity involved are included in income. The effects of foreign currency transactions were a gain of  $11.9 million for the year ended December 31, 2010 and losses of  $19.4 million and  $0.3 million for the years ended December 31, 2009, and 2008 respectively.

Acquisitions	12 Months Ended
Dec. 31, 2010
Acquisitions [Abstract]
Acquisitions
Note 2: Acquisitions
During the year ended December 31, 2010, the Company acquired the assets or shares in the capital stock of two businesses for a total purchase price of  $40.9 million.  These businesses were acquired to enhance the Company’s product offerings in the DPS and V&M segments.  The two acquisitions were included in the Company’s consolidated financial statements for the periods subsequent to the acquisitions.  As of December 31, 2010, preliminary goodwill recorded as a result of these acquisitions totaled approximately  $23.8 million.  Under the terms of the acquisition recorded in the V&M segment, the Company has the right and obligation under various conditions to purchase the remaining 49% capital stock interest it does not currently own.  The Company has reflected a liability in its consolidated balance sheet for the fair value of the remaining 49% interest the Company is required to purchase.  The Company is still awaiting certain information relating to the fair value of the assets and liabilities of both acquisitions in order to finalize its purchase price allocations.
The Company acquired 100% of the outstanding stock of NATCO Group Inc. (NATCO) on November 18, 2009.  NATCO designed, manufactured and marketed oil and gas production equipment and separation systems. NATCO products and services have been used onshore and offshore, upstream and downstream, in most major oil and gas producing regions of the world. The Company believes that gaining access to NATCO’s separation and processing technology, products and services will significantly enhance its business as a provider of flow equipment, systems, and services in the oil and gas industry  The majority of the NATCO operations have been included in the PCS segment.
The Company has finalized its estimates and assumptions related to the fair value of inventory, property, plant and equipment, identifiable intangible assets, goodwill, certain pre-acquisition contingencies and related adjustments to deferred taxes as of December 31, 2010.
The following table displays the final purchase price allocated to NATCO’s net tangible and identifiable intangible assets based on their estimated fair values as of the acquisition date as of December 31, 2010 in comparison to the preliminary purchase price allocation as of December 31, 2009 (dollars in millions):

	Final Allocation as of December 31, 2010	Preliminary Allocation as of December 31, 2009

Cash	$34.4	$34.4
Accounts receivable	145.5	157.0
Inventory	132.9	57.9
Other current assets	22.0	13.1
Property, plant and equipment	105.4	103.7
Goodwill	742.9	731.4
Intangibles	153.1	147.9
Other non-current assets	3.4	25.7
Accounts payable and accrued liabilities	(287.9)	(203.0)
Deferred tax liabilities	(55.8)	(56.2)
Other non-current liabilities	(24.3)	(23.4)
Total estimated purchase price	$971.6	$988.5

Other Acquisitions
During 2009, the Company also acquired the assets or capital stock of two other businesses for a total cash purchase price of  $23.2 million.  These businesses were acquired to enhance the Company’s product offerings or aftermarket services in the DPS and V&M segments. The two acquisitions were included in the Company’s consolidated financial statements for the periods subsequent to the acquisitions. Goodwill recorded as a result of these acquisitions was approximately  $9.8 million, of which  $3.3 million will be deductible for income tax purposes.
During 2008, the Company acquired the assets or capital stock of seven businesses for a total cash purchase price of  $191.7 million. These businesses were acquired to enhance the Company’s product offerings and to strengthen the Company’s ability to deliver a broader range of solutions to its customers in the DPS segment’s drilling, surface and flow control businesses and in the V&M segment’s measurement business. Total goodwill recorded from these acquisitions was approximately  $72.6 million.

Other Costs	12 Months Ended
Dec. 31, 2010
Other Costs [Abstract]
Restructuring Expense and Acquisition Related Costs
Note 3: Other Costs
Other costs consist of the following:

	Year Ended December 31,
(dollars in millions)	2010	2009

Employee severance	$8.8	$61.0
NATCO integration costs	22.0	–
Deepwater Horizon legal costs	12.5	–
Acquisition and restructuring costs	3.9	20.6
Total other costs	$47.2	$81.6

NATCO integration costs consist of costs incurred for the integration of NATCO’s operations with the existing operations of the Company, primarily reflecting the costs associated with converting NATCO’s legacy operations to the Company’s SAP information systems.  Acquisition and restructuring costs consist primarily of costs related to the 2009 acquisition of NATCO as well as various other acquisitions and certain facility-related costs associated with restructuring of the Company’s operations in response to changes in market conditions.

Receivables	12 Months Ended
Dec. 31, 2010
Receivables [Abstract]
Receivables
Note 4: Receivables
Receivables consisted of the following:

	December 31,
(dollars in millions)	2010	2009

Trade receivables	$991.2	$907.1
Other receivables	78.9	67.7
Allowance for doubtful accounts	(14.0)	(15.8)

Total receivables	$1,056.1	$959.0

Inventories	12 Months Ended
Dec. 31, 2010
Inventories [Abstract]
Inventories
Note 5: Inventories
Inventories consisted of the following:

	December 31,
(dollars in millions)	2010	2009

Raw materials	$166.5	$168.6
Work-in-process	575.9	484.0
Finished goods, including parts and subassemblies	1,190.5	1,167.8
Other	12.1	11.5
	1,945.0	1,831.9
Excess of current standard costs over LIFO costs	(97.7)	(108.8)
Allowance for obsolete and excess inventory	(68.0)	(58.9)

Total inventories	$1,779.3	$1,664.2

Plant and Equipment, Goodwill and Other Assets	12 Months Ended
Dec. 31, 2010
Plant and Equipment, Goodwill and Other Assets [Abstract]
Plant and Equipment, Goodwill and Other Assets
Note 6: Plant and Equipment, Goodwill and Other Assets
Plant and equipment consisted of the following:

	December 31,
(dollars in millions)	2010	2009

Land and land improvements	$73.8	$60.9
Buildings	493.4	477.9
Machinery and equipment	1,040.9	988.5
Tooling, dies, patterns, etc.	148.3	127.3
Office furniture & equipment	140.0	107.9
Capitalized software	156.1	178.4
Assets under capital leases	46.2	29.7
Construction in progress	145.0	110.0
All other	42.2	26.8
	2,285.9	2,107.4
Accumulated depreciation	(1,038.1)	(915.0)

Total plant and equipment, net	$1,247.8	$1,192.4

Changes in goodwill during 2010 were as follows:

(dollars in millions)	DPS	V&M	PCS	Total

Balance at December 31, 2009	$288.6	$297.3	$855.7	$1,441.6
Current year acquisitions	9.1	14.7	−	23.8
Changes primarily associated with adjustments to prior year acquisitions –related to finalization of purchase price allocations	15.6	10.6	(12.8)	13.4
Translation and other	(6.9)	0.2	3.7	(3.0)

Balance at December 31, 2010	$306.4	$322.8	$846.6	$1,475.8

Other assets consisted of the following:

	December 31,
(dollars in millions)	2010	2009

Deferred income taxes	$41.2	$35.4
Other intangibles:
Gross:
Customer lists	118.0	115.0
Patents and technology	102.3	100.4
Trademarks	53.2	51.2
Noncompete agreements, engineering drawings and other	82.6	70.1
Accumulated amortization	(100.1)	(69.1)
Other	51.4	74.2

Total other assets	$348.6	$377.2

Amortization expense associated with the Company’s capitalized software and other amortizable intangibles recorded as of December 31, 2010 is expected to approximate  $29.3 million,  $24.5 million,  $22.1 million,  $21.5 million and  $19.2 million for the years ending December 31, 2011, 2012, 2013, 2014 and 2015, respectively.

Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2010
Accounts Payable and Accrued Liabilities [Abstract]
Accounts Payable and Accrued Liabilities
Note 7: Accounts Payable and Accrued Liabilities
Accounts payable and accrued liabilities consisted of the following:

	December 31,
(dollars in millions)	2010	2009

Trade accounts payable and accruals	$571.3	$549.7
Salaries, wages and related fringe benefits	190.2	228.3
Advances from customers	827.2	1,052.0
Deferred revenue	36.1	48.5
Sales-related costs and provisions	90.2	70.5
Payroll and other taxes	67.4	58.5
Product warranty	45.7	45.6
Fair market value of derivatives	1.8	6.1
Other	186.1	149.0

Total accounts payable and accrued liabilities	$2,016.0	$2,208.2

Additional information relating to the Company’s outstanding derivative contracts as of December 31, 2010 may be found in Note 18 of the Notes to Consolidated Financial Statements.
Activity during the year associated with the Company’s product warranty accruals was as follows (dollars in millions):

Balance December 31, 2009	Warranty Provisions	Acquisitions	Charges Against Accrual	Translation and Other	Balance December 31, 2010

$45.6	$39.0	$0.5	$(38.3)	$(1.1)	$45.7

Employee Benefit Plans	12 Months Ended
Dec. 31, 2010
Employee Benefit Plans [Abstract]
Employee benefit plans
Note 8: Employee Benefit Plans
As of December 31, 2010, the Company sponsored separate defined benefit pension plans for employees of its United Kingdom (U.K.) and German subsidiaries as well as several unfunded defined benefit arrangements for various other employee groups. The U.K. defined benefit pension plan was frozen to new entrants effective June 14, 1996.
In June 2007, the Company notified employees and beneficiaries that it had elected to terminate the Cameron International Corporation Retirement Plan (Retirement Plan) as well as certain related unfunded supplemental plans, which covered the majority of salaried U.S. employees and certain domestic hourly employees at the time the Retirement Plan was frozen to new entrants, effective May 1, 2003.  In addition, the Company curtailed future benefits from being earned under the Retirement Plan, effective December 31, 2007.  The Company distributed the assets of the Retirement Plan during 2007 and 2008.  During the fourth quarter of 2008, the Company recorded a settlement loss of  $26.2 million in connection with the final distribution of plan assets to current employees who were participants in the Retirement Plan and any others not covered by the initial distribution of plan assets during 2007.  Following the final distribution, the excess remaining plan assets of approximately  $5.1 million became available to the Company to be used in meeting the cash funding obligations for matching contributions under the Cameron International Corporation Retirement Savings Plan, a defined contribution 401(k) plan available to the Company’s eligible United States-based employees.

Certain of the Company’s employees also participate in various domestic employee welfare benefit plans, including medical, dental and prescriptions. Additionally, certain employees receive retiree medical, prescription and life insurance benefits. All of the welfare benefit plans, including those providing postretirement benefits, are unfunded.

Total net benefit plan expense (income) associated with the Company’s defined benefit pension and postretirement benefit plans consisted of the following:

	Pension Benefits			Postretirement Benefits
(dollars in millions)	2010	2009	2008	2010		2009		2008

Service cost	$2.9	$2.7	$3.9	$	−	$	−	$	−
Interest cost	15.1	14.1	20.3		0.9		0.5		1.1
Expected return on plan assets	(15.8)	(13.3)	(22.1)		−		−		−
Amortization of prior service cost (credit)	–	−	−		(0.9)		(0.9)		(0.4)
Amortization of losses (gains)	6.7	5.7	9.3		(1.2)		(1.9)		(1.5)

Net benefit plan expense (income) before settlement loss	8.9	9.2	11.4		(1.2)		(2.3)		(0.8)

Settlement loss	–	0.3	26.2		−		−		−

Total net benefit plan expense (income)	$8.9	$9.5	$37.6		$(1.2)		$(2.3)		$(0.8)

Net benefit plan expense (income):
U.S. plans	$0.2	$0.4	$29.7		$(1.2)		$(2.3)		$(0.8)
Foreign plans	8.7	9.1	7.9		−		−		−

Total net benefit plan expense (income)	$8.9	$9.5	$37.6		$(1.2)		$(2.3)		$(0.8)

Included in accumulated other elements of comprehensive income at December 31, 2010 and 2009 are the following amounts that have not yet been recognized in net periodic benefit plan cost, as well as the amounts that are expected to be recognized in net periodic benefit plan cost during the year ending December 31, 2011:

	December 31, 2010		December 31, 2009		Year Ending December 31, 2011
(dollars in millions)	Before Tax	After Tax	Before Tax	After Tax	Expected Amortization

Pension benefits:
Actuarial losses, net	$(84.6)	$(61.4)	$(97.1)	$(69.8)	$5.6

Post retirement benefits:
Prior service credit	6.9	4.3	4.9	3.1	(1.3)
Actuarial gains	9.0	5.6	11.4	7.2	(0.9)

	$(68.7)	$(51.5)	$(80.8)	$(59.5)	$3.4

The change in the projected benefit obligation associated with the Company’s defined benefit pension plans and the change in the accumulated benefit obligation associated with the Company’s postretirement benefit plans was as follows:

	Pension Benefits		Postretirement Benefits
(dollars in millions)	2010	2009	2010	2009

Benefit obligation at beginning of year	$274.5	$221.3	$18.3	$9.0
Service cost	2.9	2.7	−	−
Interest cost	15.1	14.1	0.9	0.5
Plan participants’ contributions	0.9	0.9	−	−
Actuarial losses	5.8	30.7	1.2	4.8
Exchange rate changes	(8.5)	21.2	−	−
Benefits and expenses paid from plan assets	(8.3)	(16.4)	−	−
Benefits paid directly by the Company	−	−	(1.9)	(1.6)
Plan amendments	−	−	(2.9)	−
Acquisitions	−	−	−	5.6

Benefit obligation at end of year	$282.4	$274.5	$15.6	$18.3

Benefit obligation at end of year:
U.S. plans	$3.3	$3.0	$15.6	$18.3
Foreign plans	279.1	271.5	−	−

Benefit obligation at end of year	$282.4	$274.5	$15.6	$18.3

The total accumulated benefit obligation for the Company’s defined benefit pension plans was  $244.6 million and  $239.2 million at December 31, 2010 and 2009, respectively.
The change in the plan assets associated with the Company’s defined benefit pension and postretirement benefit plans was as follows:

	Pension Benefits				Postretirement Benefits
(dollars in millions)	2010		2009		2010		2009

Fair value of plan assets at beginning of year		$242.2		$195.1	$	−	$	−
Actual return on plan assets		24.4		23.5		−		−
Company contributions		9.4		25.5		1.9		1.6
Plan participants’ contributions		0.9		0.9		−		−
Exchange rate changes		(7.3)		18.7		−		−
Excess assets remitted to plan sponsor		−		(5.1)		−		−
Benefits and expenses paid from plan assets		(8.3)		(16.4)		(1.9)		(1.6)

Fair value of plan assets at end of year		$261.3		$242.2	$	−	$	−

Fair value of plan assets at end of year:
U.S. plans	$	−	$	−	$	−	$	−
Foreign plans		261.3		242.2		−		−

Fair value of plan assets at end of year		$261.3		$242.2	$	−	$	−

The status of the Company’s underfunded defined benefit pension and postretirement benefit plans was as follows:

	Pension Benefits December 31,		Postretirement Benefits December 31,
(dollars in millions)	2010	2009	2010	2009

Underfunded status at end of year:
Current	$(0.2)	$(0.2)	$(2.2)	$(1.9)
Non-current	(20.9)	(32.1)	(13.4)	(16.4)

Underfunded status at end of year	$(21.1)	$(32.3)	$(15.6)	$(18.3)

Actual asset investment allocations for the Company’s main defined benefit pension plan in the United Kingdom, which accounts for approximately 97% of total plan assets as follows:

	Pension Benefits
	2010	2009

U.K. plan:
Equity securities	54%	56%
Fixed income debt securities, cash and other	46%	44%

In each jurisdiction, the investment of plan assets is overseen by a plan asset committee whose members act as trustees of the plan and set investment policy. For the years ended December 31, 2010 and 2009, the investment strategy has been designed to approximate the performance of market indexes. The Company’s targeted allocation for the U.K. plan for 2011 and beyond is approximately 54% in equities, 40% in fixed income debt securities and 6% in real estate and other.
    During 2010, the Company made contributions totaling approximately  $9.4 million to the assets of its various defined benefit pension plans. Contributions to plan assets for 2011 are currently expected to approximate  $9.0 million assuming no change in the current discount rate or expected investment earnings.
The assets of the Company’s pension plans are generally invested in debt and equity securities or mutual funds, which are valued based on quoted market prices for an individual asset (level 1 market inputs) or mutual fund unit values, which are based on the fair values of the individual securities that the fund has invested in (level 2 observable market inputs).  A small portion of the assets are invested in insurance contracts, real estate and other investments, which are valued based on level 3 unobservable inputs.
The fair values of the Company’s pension plan assets by asset category at December 31, 2010 were as follows:

(dollars in millions)	Fair Value Based on Quoted Prices in Active Markets for Identical Assets (Level 1)	Fair Value Based on Significant Other Observable Inputs (Level 2)	Fair Value Based on Significant Unobservable Inputs (Level 3)	Total
Cash and cash equivalents	$10.2	$–	$–	$10.2
Equity Securities:
US Equities	–	52.7	–	52.7
Non-U.S. Equities	37.3	47.4	–	84.7
Bonds:
Non-US Government Bonds	–	21.0	–	21.0
Non-US Corporate Bonds	–	74.4	–	74.4
Alternative Investments:
Insurance contracts	–	–	7.3	7.3
Real estate and other	–	–	11.0	11.0
Total assets	$47.5	$195.5	$18.3	$261.3

Changes in the fair value of pension plan assets determined based on level 3 unobservable inputs were as follows (dollars in millions):

Year Ended December 31, 2010
Balance at beginning of the year	$9.3
Purchases/Sales, net	10.6
Actual return on plan assets	1.3
Reclassification of plan assets to Level 2	(2.1)
Currency impact	(0.8)
Balance at end of the year	$18.3

The weighted-average assumptions associated with the Company’s defined benefit pension and postretirement benefit plans were as follows:

	Pension Benefits		Postretirement Benefits
	2010	2009	2010	2009

Assumptions related to net benefit costs:
U.S. plans:
Discount rate	5.03%	5.08-6.52%	5.03%	4.88-6.52%
Expected return on plan assets	−	5.25%	–	–
Health care cost trend rate	–	–	9.0%	9.0%
Measurement date	1/1/2010	1/1/2009	1/1/2010	1/1/2009

Foreign plans:
Discount rate	5.50-5.75%	5.75-6.25%	–	–
Expected return on plan assets	5.50-6.75%	5.50-6.75%	–	–
Rate of compensation increase	3.00-4.50%	3.00-4.50%	–	–
Measurement date	1/1/2010	1/1/2009	–	–

Assumptions related to end-of-period benefit obligations:
U.S. plans:
Discount rate	4.10%	5.03%	4.10%	5.03%
Health care cost trend rate	–	–	9.0%	9.0%
Measurement date	12/31/2010	12/31/2009	12/31/2010	12/31/2009

Foreign plans:
Discount rate	5.50%	5.50-5.75%	–	–
Rate of compensation increase	3.00-4.50%	3.0-4.5%	–	–
Measurement date	12/31/2010	12/31/2009	–	–

The Company’s discount rate assumptions for its U.S. postretirement benefits plan and its U.K. defined benefit pension plan are based on the average yield of a hypothetical high quality bond portfolio with maturities that approximately match the estimated cash flow needs of the plans.
The assumptions for expected long-term rates of return on assets are based on historical experience and estimated future investment returns, taking into consideration anticipated asset allocations, investment strategies and the views of various investment professionals.
The rate of compensation increase assumption for foreign plans reflect local economic conditions and the Company’s compensation strategy in those locations.
The health care cost trend rate is assumed to decrease gradually from 9% to 5% by 2019 and remain at that level thereafter. A one-percentage-point increase or decrease in the assumed health care cost trend rate does not have a material impact on the service and interest cost components in 2010 or the postretirement benefit obligation as of December 31, 2010.

Year-end amounts applicable to the Company’s pension plans with projected benefit obligations in excess of plan assets and accumulated benefit obligations in excess of plan assets were as follows:

	Projected Benefit Obligation in Excess of Plan Assets		Accumulated Benefit Obligation in Excess of Plan Assets
(dollars in millions)	2010	2009	2010	2009

Fair value of applicable plan assets	$261.3	$242.2	$9.8	$9.3
Projected benefit obligation of applicable plans	$282.4	$274.5	–	−
Accumulated benefit obligation of applicable plans	–	−	$18.3	$18.5

Future expected benefit payments are as follows:

	Pension Benefits		Postretirement Benefits
(dollars in millions)	U.S. Unfunded Plans	Foreign Funded Plans	U.S. Unfunded Plans

Year ended December 31:
2011	$0.2	$8.3	$2.3
2012	$0.2	$8.5	$2.1
2013	$0.2	$8.8	$1.9
2014	$0.2	$9.0	$1.7
2015	$0.3	$9.2	$1.6
2016 - 2020	$1.2	$50.2	$5.7

The Company’s United States-based employees who are not covered by a bargaining unit and certain others are also eligible to participate in the Cameron International Corporation Retirement Savings Plan. Under this plan, employees’ savings deferrals are partially matched in cash and invested at the employees’ discretion. The Company provides nondiscretionary retirement contributions to the Retirement Savings Plan on behalf of each eligible employee equal to 3% of their defined pay.  Eligible employees vest in the 3% retirement contributions plus any earnings after completing three years of service.  In addition, the Company provides an immediately vested matching contribution of up to 100% of the first 6% of pay contributed by each eligible employee.  Employees may contribute amounts in excess of 6% of their pay to the Retirement Savings Plan, subject to certain United States Internal Revenue Service limitations. The Company’s expense under this plan for the years ended December 31, 2010, 2009 and 2008 amounted to  $25.9 million,  $20.6 million and  $19.6 million, respectively. In addition, the Company provides savings or other benefit plans for employees under collective bargaining agreements and, in the case of certain international employees, as required by government mandate, which provide for, among other things, Company matching contributions in cash based on specified formulas. Expense with respect to these various defined contribution and government-mandated plans for the years ended December 31, 2010, 2009 and 2008 amounted to  $41.9 million,  $34.3 million and  $33.8 million, respectively.

Stock-Based Compensation Plans	12 Months Ended
Dec. 31, 2010
Stock-Based Compensation Plans [Abstract]
Stock-Based Compensation Plans
Note 9: Stock-Based Compensation Plans
The Company has grants outstanding under nine equity compensation plans, only one of which, the 2005 Equity Incentive Plan (2005 EQIP), is currently available for future grants of equity compensation awards to employees and non-employee directors. Options granted under the Company’s equity compensation plans had an exercise price equal to the market value of the underlying common stock on the date of grant and all terms were fixed.

Stock-based compensation expense recognized was as follows:

	Year Ended December 31,
(dollars in millions)	2010	2009	2008

Outstanding restricted and deferred stock unit and award grants	$26.0	$18.5	$20.1
Unvested outstanding stock option grants	8.5	9.2	15.5

Total stock-based compensation expense	$34.5	$27.7	$35.6

The total income statement tax benefit recognized from stock-based compensation arrangements during the years ended December 31, 2010, 2009 and 2008  totaled approximately  $12.7 million,  $10.2 million and  $13.2 million, respectively.

Stock options
Options with terms of seven or ten years are granted to officers and other key employees of the Company under the 2005 EQIP plan at a fixed exercise price equal to the fair value of the Company’s common stock on the date of grant. The options vest in one-third increments each year on the anniversary date following the date of grant, based on continued employment.
A summary of option activity under the Company’s stock compensation plans as of and for the year ended December 31, 2010 is presented below:

Options	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (dollars in millions)

Outstanding at January 1, 2010	7,799,988	$29.35
Granted	1,424,150	42.81
Exercised	(2,824,395)	24.01
Forfeited	(107,218)	32.85
Expired	(39,407)	36.69

Outstanding at December 31, 2010	6,253,118	$34.72	5.30	$100.1

Vested at December 31, 2010 or expected to vest in the future	6,231,066	$34.70	5.29	$99.9

Exercisable at December 31, 2010	3,767,345	$32.64	3.58	$68.2

At
December 31, 2010

Stock-based compensation cost not yet recognized under the straight-line method (dollars in millions)	$19.5

Weighted-average remaining expense recognition period (in years)	2.15

The fair values per share of option grants for the years ended December 31, 2010, 2009 and 2008 were estimated using the Black-Scholes-Merton option pricing formula with the following weighted-average assumptions:

	Year Ended December 31,
	2010	2009	2008

Expected life (in years)	2.5	2.4	3.3
Risk-free interest rate	0.46%	1.1%	1.7%
Volatility	43.8%	32.0%	36.8%
Expected dividend yield	0.0%	0.0%	0.0%

    The Company determined the assumptions involving the expected life of its options and volatility rates based primarily on historical data and consideration of expectations for the future.
The above assumptions and market prices of the Company’s common stock at the date of option exercises resulted in the following values:

	Year Ended December 31,
	2010	2009	2008

Grant-date fair value per option	$11.78	$8.10	$6.31
Intrinsic value of options exercised (dollars in millions)	$63.4	$23.5	$59.9
Average intrinsic value per share of options exercised	$22.46	$19.26	$35.08

Restricted and deferred stock units and awards
During 2005, the Company began issuing restricted stock units with no exercise price to key employees in place of stock options. During 2010, 2009 and 2008, grants of restricted stock units were made to officers and key employees. Approximately 211,804 and 72,634 of the restricted stock unit grants during 2010 and 2008,  respectively, contained performance-based conditions which were fully satisfied based on the Company’s full-year 2010 and 2008 financial performance against certain targets. No 2009 restricted stock unit grants contained performance-based conditions.  The restricted stock units granted to officers and other key employees generally provided for three-year 100% cliff vesting on the third anniversary of the date of grant, based on continued employment, except for certain grants in 2010 which provided for vesting in one-third increments each year.
Under an update to the Compensation Program for Non-Employee Directors approved by the Board of Directors in May 2008, non-employee directors are entitled to receive an annual number of deferred stock units that is equal to a value of  $250,000 determined on the day following the Company’s annual meeting of stockholders or, if a director’s election to the Board occurs between annual meetings of stockholders, the initial grant of deferred stock units is based on a pro-rata portion of the annual grant amount equal to the remaining number of months in the board year until the next annual meeting of stockholders.  These units, which have no exercise price and no expiration date, vest in one-fourth increments quarterly over the following year but cannot be converted into common stock until the earlier of termination of Board service or three years, although Board members have the ability to voluntarily defer conversion for a longer period of time.
A summary of restricted stock unit and restricted stock award activity under the Company’s stock compensation plans as of and for the year ended December 31, 2010 is presented below:

Restricted Stock Units and Awards	Number	Weighted-Average Grant Date Fair Value

Nonvested at January 1, 2010	1,912,087	$31.56
Granted	806,041	41.81
Vested	(701,187)	41.72
Forfeited	(75,542)	35.92

Nonvested at December 31, 2010	1,941,399	$35.02

At December 31, 2010

Stock-based compensation cost not yet recognized under the straight-line method (dollars in millions)	$27.4

Weighted-average remaining expense recognition period (in years)	1.61

The intrinsic value of restricted stock units vesting during the years ended December 31, 2010, 2009 and 2008 was  $29.2 million,  $11.0 million and  $19.3 million, respectively.
During the years ended December 31, 2010, 2009 and 2008, respectively, a total of 806,041, 616,904 and 639,799 restricted stock units at a weighted-average grant date fair value of  $41.81,  $25.44 and  $36.40 per share were granted. The fair value of restricted stock units is determined based on the closing trading price of the Company’s common stock on the grant date.
At December 31, 2010, 6,368,733 shares were reserved for future grants of options, deferred stock units, restricted stock units and other awards. The Company may issue either treasury shares or newly issued shares of its common stock in satisfaction of these awards.

Debt	12 Months Ended
Dec. 31, 2010
Debt [Abstract]
Debt
Note 10: Debt
    The Company’s debt obligations were as follows:

	Year Ended December 31,
(dollars in millions)	2010	2009

Senior notes, net of $1.8 of unamortized original issue discount at December 31, 2010 ( $1.9 at December 31, 2009)	$748.2	$748.1
Convertible debentures, net of discount of $6.9 at December 31, 2010 ( $22.8 at December 31, 2009)	493.1	477.2
Other debt	37.5	16.8
Obligations under capital leases	14.0	12.4
	1,292.8	1,254.5
Current maturities	(519.9)	(22.2)

Long-term portion	$772.9	$1,232.3

Senior Notes
On June 26, 2008, the Company issued  $450.0 million in aggregate principal amount of 6.375% Senior Notes due July 15, 2018 (the “2018 Notes”) and  $300.0 million in aggregate principal amount of 7.0% Senior Notes due July 15, 2038 (the “2038 Notes” and, together with the 2018 Notes, the “Senior Notes”). The Company pays interest on the Senior Notes on January 15 and July 15 of each year, beginning January 15, 2009.  The Company may redeem some of the Senior Notes from time to time or all of the Senior Notes at any time at redemption prices that include accrued and unpaid interest and a make-whole premium as defined in the respective supplemental indentures (the Supplemental Indentures).  In the event of the occurrence of a Change of Control Repurchase Event, as defined in the Supplemental Indentures, the holders of the Senior Notes may require the Company to repurchase the Senior Notes at a purchase price equal to 101% of their principal amount, plus accrued and unpaid interest.  The Senior Notes are senior unsecured obligations of the Company and rank equally with all of the Company’s other existing unsecured and unsubordinated debt.

Convertible Debentures
On May 23, 2006, the Company issued  $500.0 million face value of twenty-year senior convertible debentures, due June 15, 2026, that pay interest semi-annually at a rate of 2.5% on each June 15 and December 15, beginning December 15, 2006.  The Company has the right to redeem the 2.5% Convertible Debentures at any time on or after June 20, 2011, at principal plus accrued and unpaid interest. Holders may require the Company to repurchase all or a portion of the 2.5% Convertible Debentures on June 15 of 2011, 2016 and 2021, or at any time the Company undergoes a fundamental change as defined in the debenture agreement, for principal plus accrued and unpaid interest. As a result of the option with which holders can require the Company to repurchase the debentures on June 15, 2011, the entire balance of the debt has been included in the “Current portion of long-term debt” on the Company’s Consolidated Balance Sheet at December 31, 2010.
Prior to June 15, 2011, holders may also convert their debenture holdings into shares of common stock at a conversion rate of 28.2656 shares of common stock per  $1,000 principal amount, or  $35.38 per share (post-split basis), only under the following circumstances:

•
during any quarter after June 30, 2006, if the closing price of the Company’s common stock exceeds 130% of the then-current conversion price for at least 20 consecutive trading days in the 30 consecutive trading day period ending on the last trading day of the immediately preceding quarter;

•
during the five business-day period after any five consecutive trading day period in which the trading price per debentures for each day of the period was less than 97% of the product of the last reported sales price of the Company’s common stock and the current conversion rate;

•	upon the occurrence of specified corporate events; or
•	upon receipt of a notice of redemption by the Company.

Holders may also convert the 2.5% Convertible Debentures into shares of common stock at any time on or after June 15, 2011 without meeting the above provisions. In either case involving conversion by the holders, any amount due up to and including the principal amount of the debt and accrued but unpaid interest will be satisfied in cash by the Company. The portion of the conversion value of the debt in excess of principal may, at the option of the Company, be satisfied in either cash or shares of the Company’s common stock. The initial conversion rate is subject to adjustment based on certain specified events or in the event the Company undergoes a fundamental change as defined. As part of the offering of the 2.5% Convertible Debentures, the Company agreed to file a shelf registration statement related to the resale of the debentures and the common stock issuable upon conversion of the debentures within a specified period of time and to have the registration statement become effective and maintain effectiveness during periods specified in the debenture agreement. This registration statement was filed timely by the Company on August 14, 2006. If the registration statement subsequently ceases to be effective, the Company could be subject to liquidated damage payments of up to 0.50% per year on the principal amount of the 2.5% Convertible Debentures, payable on June 15 and December 15 of each year during the period that the registration statement is not effective, as defined in the debenture agreement.

At December 31, 2010, the 2.5% Convertible Debentures met the conditions for conversion by the holders during the first quarter of 2011 under the terms of the debenture agreement.  Had the holders been able to elect to convert effective December 31, 2010, the Company could have been required to issue approximately 4.3 million shares of its common stock in satisfaction of the conversion value of the debentures in excess of their principal amount (principal to be paid in cash), based on the closing price of the Company’s common stock of  $50.73 on that date.
The Company’s 2.5% Convertible Debentures are accounted for under accounting rules for convertible debt instruments that may be settled in cash upon conversion (including partial cash settlement).  The Company had outstanding in certain prior periods 1.5% Convertible Debentures, which were also subject to these accounting rules.  These accounting rules require the Company to separately account for the liability and equity components of its convertible debt instruments in a manner that reflects the Company’s non-convertible debt borrowing rates when interest cost is recognized.  The resulting bifurcation of the debt and equity components was based on estimated market borrowing rates of 5.9% and 4.85%, respectively, for non-convertible debt instruments similar to the 2.5% and 1.5% Convertible Debentures.  The bifurcation resulted in approximately  $65.8 million being included in capital in excess of par value on the Company’s Consolidated Balance Sheets at both December 31, 2010 and 2009, related to the initial conversion value of the Company’s 2.5% and 1.5% Convertible Debentures.   The discount on the 2.5% Convertible Debentures remaining at December 31, 2010 from the initial bifurcation of the conversion value was  $6.9 million, which will be fully amortized to interest expense by June 15, 2011.   In addition to the expense associated with the stated interest rates on the debt, an additional amount of interest expense totaling  $15.9 million,  $15.8 million and  $20.6 million has been recognized for the years ended December 31, 2010, 2009 and 2008, respectively, relating to the amortization of the remaining discount on the convertible debentures.

Revolving Letter of Credit and Credit Facilities
On October 15, 2010, the Company entered into a three-year  $250.0 million committed multi-currency revolving letter of credit facility with a third party bank.  Under this facility, standby letters of credit, generally with terms of up to two years, may be issued by the bank in U.S. dollars, euros, pound sterling or other mutually agreed-upon currencies.  The facility is governed by the same financial covenants as the revolving credit facility entered into in April 2008 as discussed below.   At December 31, 2010, the Company had issued letters of credit totaling  $177.3 million under its revolving letter of credit facility with the remaining amount of  $72.7 million available for use.
On April 14, 2008, the Company entered into a multicurrency revolving credit facility providing for borrowings up to  $585.0 million, which expires on April 14, 2013. The facility allows the Company to borrow funds at the London Interbank Offered Rate (LIBOR) plus 40 basis points (including a facility fee), which varies based on the Company's current debt rating, and, if aggregate outstanding credit exposure exceeds one-half of the total facility amount, an additional 10-basis-point fee is incurred. The Company, at its option, may also borrow at other specified rates as defined in the credit facility. Additionally, the Company is required to maintain a total debt-to-capitalization ratio of no more than 60% during the term of the agreement.  At December 31, 2010, the Company had issued letters of credit totaling  $25.4 million under its revolving credit facility with the remaining amount of  $559.6 million available for use.

Other
Other debt, some of which is held by entities located in countries with high rates of inflation, has a weighted-average interest rate of 5.8% at December 31, 2010 (12.9% at December 31, 2009). Future maturities of the Company’s debt (including the remaining amount of unamortized discount but excluding capital leases) are approximately  $513.8 million in 2011,  $16.8 million in 2012 and  $748.2 million thereafter. Maturities in 2011 are mainly related to the 2.5% Convertible Debentures, which the holders have the right to require the Company to repurchase on June 15, 2011.  Maturities thereafter are related to the 6.375% and 7.0% Senior Notes issued during 2008.
In addition to the above, the Company also has other unsecured and uncommitted credit facilities available to its foreign subsidiaries to fund ongoing operating activities. Certain of these facilities also include annual facility fees.
Interest paid during the years ended December 31, 2010, 2009 and 2008 approximated  $73.0 million,  $82.0 million and  $47.4 million, respectively.

Leases	12 Months Ended
Dec. 31, 2010
Leases [Abstract]
Leases [Text block]
Note 11: Leases
The Company leases certain facilities, office space, vehicles and office, data processing and other equipment under capital and operating leases. Rental expenses for the years ended December 31, 2010, 2009 and 2008 were  $67.5 million,  $57.4 million and  $49.6 million, respectively. Future minimum lease payments with respect to capital leases and operating leases with noncancelable terms in excess of one year were as follows:

	Capital	Operating
(dollars in millions)	Lease Payments	Lease Payments

Year ended December 31:
2011	$6.3	$43.1
2012	4.3	37.2
2013	2.5	31.9
2014	1.4	25.2
2015	0.1	22.1
Thereafter	–	58.9

Future minimum lease payments	14.6	218.4
Less: amount representing interest	(0.6)	–

Lease obligations at December 31, 2010	$14.0	$218.4

Income Taxes	12 Months Ended
Dec. 31, 2010
Income Taxes [Abstract]
Income Taxes
Note 12: Income Taxes
The components of income before income taxes were as follows:

	Year Ended December 31,
(dollars in millions)	2010	2009	2008

Income before income taxes:
U.S. operations	$365.9	$223.9	$334.2
Foreign operations	367.4	418.9	517.2

Income before income taxes	$733.3	$642.8	$851.4

The provisions for income taxes were as follows:

	Year Ended December 31,
(dollars in millions)	2010	2009	2008

Current:
U.S. federal	$102.5	$83.5	$142.3
U.S. state and local	8.7	3.4	0.7
Foreign	83.1	119.4	139.3
	194.3	206.3	282.3

Deferred:
U.S. federal	(25.8)	(33.3)	(25.2)
U.S. state and local	0.9	(0.3)	3.0
Foreign	1.0	(5.4)	10.6
	(23.9)	(39.0)	(11.6)

Income tax provision	$170.4	$167.3	$270.7

The reasons for the differences between the provision for income taxes and income taxes using the U.S. federal income tax rate were as follows:

	Year Ended December 31,
	2010	2009	2008

U.S. federal statutory rate	35.00%	35.00%	35.00%
State and local income taxes	1.02	0.38	0.67
Foreign statutory rate differential	(9.62)	(7.26)	(4.86)
Change in valuation allowance on deferred tax assets	6.76	1.99	0.71
Nondeductible expenses	1.64	1.54	0.59
Net U.S. tax on foreign source income	(9.52)	(5.00)	0.58
All other	(2.05)	(0.62)	(0.89)

Total	23.23%	26.03%	31.80%

Total income taxes paid (dollars in millions)	$198.2	$231.2	$159.7

Components of deferred tax assets (liabilities) were as follows:

	December 31,
(dollars in millions)	2010	2009

Deferred tax liabilities:
Plant and equipment	$(70.1)	$(71.7)
Inventory	(14.0)	(39.5)
Convertible debentures	(2.5)	(8.2)
Intangible assets	(79.0)	(82.4)
Other	(10.1)	(22.9)
Total deferred tax liabilities	(175.7)	(224.7)

Deferred tax assets:
Postretirement benefits other than pensions	10.3	12.3
Reserves and accruals	60.7	98.9
Net operating losses and tax credits	153.7	102.5
Pensions	16.1	20.1
Other	21.0	12.2

Total deferred tax assets	261.8	246.0

Valuation allowance	(96.2)	(46.1)

Net deferred tax liabilities	$(10.1)	$(24.8)

Changes in the Company’s unrecognized tax benefits were as follows:

	Year Ended December 31,
(dollars in millions)	2010	2009	2008

Balance at beginning of year	$60.4	$46.6	$47.3
Increases due to tax positions taken prior to the fiscal year	1.0	26.1	0.2
Increases due to tax positions taken during the fiscal year	5.2	12.7	3.8
Decreases relating to settlements with tax authorities	(0.3)	(27.6)	(3.2)
Decreases resulting from the lapse of applicable statutes of limitation	(0.2)	(1.4)	(1.5)
Net increase due to translation and interest	2.3	4.0	–

Balance at end of year	$68.4	$60.4	$46.6

The Company is not currently aware of any adjustments that may occur that would materially increase or decrease the amount of its unrecognized tax benefits during the next twelve-month period or any material amounts included as unrecognized tax benefits at December 31, 2010 that, if recognized, would not impact the Company’s effective income tax rate.
There were no material payments for interest or penalties for the years ended December 31, 2010, 2009 or 2008. Also, there were no material accruals for unpaid interest or penalties at December 31, 2010 or 2009.

The Company and its subsidiaries file income tax returns in the United States, various domestic states and localities and in many foreign jurisdictions. The earliest years’ tax returns filed by the Company that are still subject to examination by authorities in the major tax jurisdictions are as follows:

United States	United Kingdom	Canada	France	Germany	Norway	Singapore	Italy
2000	2007	2004	2006	2008	2010	2004	2005

At December 31, 2010, the Company had net operating loss and credit carryforwards in numerous jurisdictions with various expiration periods, including certain jurisdictions which have no expiration period. The Company had a valuation allowance of  $96.2 as of December 31, 2010 against these net operating loss and credit carryforwards and other deferred tax assets.  Primarily due to losses incurred in certain jurisdictions and excess foreign tax credits incurred in the U.S., valuation allowances increased in 2010 by  $49.6 million, increased in 2009 by  $12.9 million and decreased in 2008 by  $7.1 million, with a corresponding offset in the Company’s income tax expense. In addition, valuation allowances established in prior years related to the tax benefit of net operating losses and other deferred tax assets recorded as part of international acquisitions were reduced in 2008 by  $7.6 million, with a corresponding offset to goodwill. Certain valuation allowances are recorded in the non-U.S. dollar functional currency of the respective operation and the U.S. dollar equivalent reflects the effects of translation. The valuation allowance increased by  $0.5 million in 2010 and  $4.5 million in 2009 and decreased by  $4.6 million in 2008 due to translation.
The Company has considered all available evidence in assessing the need for the valuation allowance, including future taxable income, future foreign source income, and ongoing prudent and feasible tax planning strategies. In the event the Company were to determine that it would not be able to realize all or part of its net deferred tax assets in the future, an adjustment to the net deferred tax assets would be charged to income in the period such determination was made.
The tax benefit that the Company receives with respect to certain stock benefit plan transactions is credited to capital in excess of par value and does not reduce income tax expense. This benefit amounted to  $17.4 million,  $9.7 million and  $22.6 million in 2010, 2009 and 2008, respectively, including adjustments made to certain accruals related to prior year benefits.
The Company considers all unremitted earnings of its foreign subsidiaries, except certain amounts primarily earned before 2003, certain amounts earned during 2009, certain amounts earned by NATCO, and amounts previously subjected to tax in the U.S., to be permanently reinvested. An estimate of the amounts considered permanently reinvested is  $4.7 billion. It is not practical for the Company to compute the amount of additional U.S. tax that would be due on this amount. The Company has provided deferred income taxes on the earnings that the Company anticipates will be remitted.
The Company operates in jurisdictions, primarily Singapore and Malaysia, in which it has been granted tax holidays. The benefit of these holidays for 2010 was approximately  $9.5 million and was not material in 2009 or 2008.

Stockholders' equity	12 Months Ended
Dec. 31, 2010
Stockholders' equity [Abstract]
Stockholders' equity
Note 13: Stockholders’ Equity
Common Stock
Under a resolution adopted by the Board of Directors on February 21, 2008, the Company is authorized to purchase up to 30.0 million shares of its common stock.  Additionally, on May 22, 2006, the Company’s Board of Directors approved repurchasing shares of the Company’s common stock with the proceeds remaining from the Company’s 2.5% Convertible Debenture offering, after taking into account a planned repayment of  $200.0 million principal amount of the Company’s outstanding 2.65% Senior Notes due 2007. This authorization is in addition to the 30.0 million shares described above.
Purchases pursuant to the 30.0 million-share Board authorization may be made by way of open market purchases, directly or indirectly, for the Company’s own account, or through commercial banks or financial institutions and by the use of derivatives, such as a sale or put on the Company’s common stock, or by forward or economically equivalent transactions.

Changes in the number of shares of the Company’s outstanding stock for the last three years were as follows:

	Common Stock	Treasury Stock	Shares Outstanding

Balance - December 31, 2007	232,341,726	(14,332,927)	218,008,799

Purchase of treasury stock	−	(6,968,363)	(6,968,363)
Stock issued under stock option and other employee benefit plans	−	1,877,170	1,877,170
Stock issued upon conversion of the 1.5% Convertible Debentures	3,975,147	−	3,975,147
Balance - December 31, 2008	236,316,873	(19,424,120)	216,892,753

Purchase of treasury stock	−	(935,178)	(935,178)
Stock issued related to NATCO acquisition	23,637,708	237,323	23,875,031
Stock issued under stock option and other employee benefit plans	−	1,668,217	1,668,217
Stock issued upon conversion of the 1.5% Convertible Debentures	3,156,891	−	3,156,891
Balance - December 31, 2009	263,111,472	(18,453,758)	244,657,714

Purchase of treasury stock	–	(3,176,705)	(3,176,705)
Stock issued under stock option and other employee benefit plans	–	2,432,821	2,432,821

Balance - December 31, 2010	263,111,472	(19,197,642)	243,913,830

     At December 31, 2010, 14,517,506 shares of unissued common stock were reserved for future issuance under various employee benefit plans.

Preferred Stock
The Company is authorized to issue up to 10.0 million shares of preferred stock, par value of  $.01 per share.  Shares of preferred stock may be issued in one or more series of classes, each of which series or class shall have such distinctive designation or title and terms as shall be fixed by the Board of Directors of the Company prior to issuance of any shares.

Amendment to Bylaws
The Board of Directors approved an amendment to the Company’s Bylaws, effective February 18, 2010, to adopt a majority vote standard for non-contested elections of directors.

Retained Earnings
Delaware law, under which the Company is incorporated, provides that dividends may be declared by the Company’s Board of Directors from a current year’s earnings as well as from the total of capital in excess of par value plus the retained earnings, which amounted to approximately  $5.1 billion at December 31, 2010.

Accumulated Other Elements of Comprehensive Income	12 Months Ended
Dec. 31, 2010
Accumulated Other Elements of Comprehensive Income [Abstract]
Accumulated Other Elements of Comprehensive Income
Note 14: Accumulated Other Elements of Comprehensive Income
Accumulated other elements of comprehensive income comprised the following:

	December 31,
(dollars in millions)	2010	2009

Accumulated foreign currency translation gain	$31.5	$81.6
Prior service credits, net, related to the Company’s pension and postretirement benefit plans	4.3	3.1
Actuarial losses, net, related to the Company’s pension and postretirement benefit plans	(55.8)	(62.6)
Change in fair value of derivatives accounted for as cash flow hedges, net of tax and other 1	(7.1)	(12.6)

	$(27.1)	$9.5

1	Approximately $5.5 million (after tax) of accumulated other elements of comprehensive income is expected to be recognized as a reduction in earnings during 2011.

Business Segments	12 Months Ended
Dec. 31, 2010
Business Segments [Abstract]
Business Segments
Note 15: Business Segments
    The Company’s operations are organized into three separate business segments - DPS, V&M and PCS.
    The DPS segment includes businesses that provide systems and equipment used to control pressures and direct flows of oil and gas wells. Products include surface and subsea production systems, blowout preventers, drilling and production control systems, block valves, gate valves, actuators, chokes, wellheads, manifolds, drilling riser and aftermarket parts and services.
The V&M segment includes businesses that provide valves and measurement systems primarily used to control, direct and measure the flow of oil and gas as they are moved from individual wellheads through flow lines, gathering lines and transmission systems to refineries, petrochemical plants and industrial centers for processing. Products include gate valves, ball valves, butterfly valves, Orbit valves, double block and bleed valves, plug valves, globe valves, check valves, actuators, chokes and aftermarket parts and services as well as measurement products such as totalizers, turbine meters, flow computers, chart recorders, ultrasonic flow meters and sampling systems.
The PCS segment includes businesses that provide oil and gas separation equipment, gas conditioning units, membrane separation systems, water processing systems, reciprocating and integrally geared centrifugal compression equipment and related aftermarket parts and services for the energy industry and for manufacturing companies and chemical process industries worldwide.
The Company’s primary customers are oil and gas majors, national oil companies, independent producers, engineering and construction companies, drilling contractors, rental companies, geothermal energy and independent power producers, pipeline operators, major chemical, petrochemical and refining companies, natural gas processing and transmission companies, compression leasing companies, durable goods manufacturers, utilities and air separation companies.
The Company markets its equipment through a worldwide network of sales and marketing employees supported by agents and distributors in selected international locations. Due to the extremely technical nature of many of the products, the marketing effort is further supported by a staff of engineering employees.
The Company expenses all research and product development and enhancement costs as incurred, or if incurred in connection with a product ordered by a customer, when the revenue associated with the product is recognized. For the years ended December 31, 2010, 2009 and 2008, the Company incurred research and product development costs, including costs incurred on projects designed to enhance or add to its existing product offerings, totaling approximately  $55.2 million,  $43.3 million and  $42.6 million, respectively. DPS accounted for 59%, 46% and 49% of each respective year’s total costs.

Summary financial data by segment follows:

	Year Ended December 31, 2010
(dollars in millions)	DPS	V&M	PCS	Corporate & Other	Consolidated

Revenues	$3,718.3	$1,273.3	$1,143.2	$–	$6,134.8
Depreciation and amortization	$93.0	$42.4	$54.9	$11.3	$201.6
Interest income	$–	$–	$–	$(4.2)	$(4.2)
Interest expense	$–	$–	$–	$82.2	$82.2
Income (loss) before income taxes	$666.7	$188.0	$131.9	$(253.3)	$733.3
Capital expenditures	$104.6	$35.3	$19.7	$41.1	$200.7
Total assets	$3,570.1	$1,299.7	$1,750.8	$1,384.5	$8,005.1

	Year Ended December 31, 2009
(dollars in millions)	DPS1	V&M		PCS1	Corporate & Other		Consolidated

Revenues	$3,110.5		$1,194.7	$918.0	$	−	$5,223.2
Depreciation and amortization	$84.8		$36.2	$22.0		$13.6	$156.6
Interest income	$–	$	−	$–		$(5.9)	$(5.9)
Interest expense	$–	$	−	$–		$92.4	$92.4
Income (loss) before income taxes	$574.7		$211.3	$147.4		$(290.6)	$642.8
Capital expenditures	$171.8		$50.0	$14.9		$4.2	$240.9
Total assets	$3,345.0		$1,181.3	$1,837.8		$1,361.3	$7,725.4

	Year Ended December 31, 2008
(dollars in millions)	DPS1	V&M		PCS1	Corporate & Other		Consolidated

Revenues	$3,485.3		$1,473.2	$890.4	$	−	$5,848.9
Depreciation and amortization	$67.4		$32.2	$18.4		$14.1	$132.1
Interest income	$–	$	−	$–		$(27.3)	$(27.3)
Interest expense	$–	$	−	$–		$70.3	$70.3
Income (loss) before income taxes	$599.3		$301.4	$142.6		$(191.9)	$851.4
Capital expenditures	$162.8		$63.0	$25.4		$21.0	$272.2
Total assets	$2,865.9		$1,199.4	$627.3		$1,209.8	$5,902.4

(1)	Revised based on change in segments described in Note 1 of the Notes to Consolidated Financial Statements.

For internal management reporting, and therefore in the above segment information, Corporate and Other includes expenses associated with the Company’s Corporate office, as well as all of the Company’s interest income, interest expense, certain litigation expense managed by the Company’s General Counsel, foreign currency gains and losses from certain intercompany lending activities managed by the Company’s centralized Treasury function, all of the restructuring expense and acquisition-related costs for the Company, the charge for the termination of the U.S. defined benefit pension plans and all of the Company’s stock compensation expense. Consolidated interest income and expense are treated as a Corporate item because cash equivalents and debt, including location, type, currency, etc., are managed on a worldwide basis by the Corporate Treasury Department. In addition, income taxes are managed on a worldwide basis by the Corporate Tax Department and are therefore treated as a corporate item.

Revenue by shipping location and long-lived assets by country were as follows:

	Year Ended December 31,
(dollars in millions)	2010	2009	2008

Revenues:
United States	$3,281.5	$2,551.3	$2,885.1
United Kingdom	1,041.0	663.4	765.8
Other foreign countries	1,812.3	2,008.5	2,198.0

Total revenues	$6,134.8	$5,223.2	$5,848.9

	December 31,
(dollars in millions)	2010	2009	2008

Long-lived assets:
United States	$1,896.6	$1,769.3	$1,034.9
United Kingdom	197.7	232.8	182.5
Other foreign countries	885.3	899.5	541.3

Total long-lived assets	$2,979.6	$2,901.6	$1,758.7

Earnings Per Share	12 Months Ended
Dec. 31, 2010
Earnings per share [Abstract]
Earnings Per Share
Note 16: Earnings Per Share
    The calculation of basic and diluted earnings per share for each period presented was as follows:

	Year Ended December 31,
(amounts in millions, except per share data)	2010	2009	2008

Net income	$562.9	$475.5	$580.7

Average shares outstanding (basic)	243.1	221.4	217.5
Common stock equivalents	2.4	2.2	2.5
Incremental shares from assumed conversion of convertible debentures	2.0	1.4	8.6

Shares utilized in diluted earnings per share calculation	247.5	225.0	228.6

Earnings per share:
Basic	$2.32	$2.15	$2.67
Diluted	$2.27	$2.11	$2.54

The Company’s 2.5% Convertible Debentures have been included in the calculation of diluted earnings per share for the years ended December 31, 2010, 2009 and 2008, since the average price of the Company’s common stock exceeded the conversion price of the debentures during all or a portion of each year.  The Company’s 1.5% Convertible Debentures have been included in the calculation of diluted earnings per share for the year ended December 31, 2008, for the same reason mentioned above.   See Note 10 of the Notes to Consolidated Financial Statements for further information regarding conversion of these debentures.

Summary of Non-cash Operating, Investing and Financing Activities	12 Months Ended
Dec. 31, 2010
Summary of Non-cash Operating, Investing and Financing Activities [Abstract]
Summary of non-cash operating, investing and financing activities
Note 17: Summary of Non-cash Operating, Investing and Financing Activities
    The effect on net assets of non-cash operating, investing and financing activities was as follows:

	Year Ended December 31,
(dollars in millions)	2010	2009

Net assets of NATCO acquired in exchange for Cameron common stock , excluding net cash acquired	$–	$954.1
NATCO purchase price allocation adjustment	$(16.9)	$–
Tax benefit of employee stock compensation plan transactions	$17.4	$9.7
Change in fair value of derivatives accounted for as cash flow hedges, net of tax	$(6.1)	$11.3
Actuarial gain (loss) and impact of plan amendments, net, related to defined benefit pension and postretirement benefit plans	$4.5	$(23.0)

Off-Balance Sheet Risk and Guarantees, Concentrations of Credit Risk and Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2010
Off-Balance Sheet Risk and Guarantees, Concentrations of Credit Risk and Fair Value of Financial Instruments [Abstract]
Off-Balance Sheet Risk and Guarantees, Concentrations of Credit Risk and Fair Value of Financial Instruments
Note 18: Off-Balance Sheet Risk and Guarantees, Concentrations of Credit Risk and Fair Value of Financial Instruments

Off-Balance Sheet Risk and Guarantees
At December 31, 2010, the Company was contingently liable with respect to approximately  $840.4 million of bank guarantees and standby letters of credit issued on its behalf by major domestic and international financial institutions in connection with the delivery, installation and performance of the Company’s products under contract with customers throughout the world. The Company was also liable to these financial institutions for financial letters of credit and other guarantees issued on its behalf totaling nearly  $32.0 million, which provide security to third parties relating to the Company’s ability to meet specified financial obligations, including payment of leases, customs duties, insurance and other matters. Additionally, the Company was liable for approximately  $30.1 million of insurance bonds at December 31, 2010 relating to the requirements in certain foreign jurisdictions where the Company does business that the Company hold insurance bonds rather than bank guarantees.
    The Company’s other off-balance sheet risks were not material at December 31, 2010.

Concentrations of Credit Risk and Major Customers
    Apart from its normal exposure to its customers, who are predominantly in the energy industry, the Company had no significant concentrations of credit risk at December 31, 2010. The Company typically does not require collateral for its customer trade receivables.  Allowances for doubtful accounts are recorded for estimated losses that may result from the inability of customers to make required payments.  See Note 4 of the Notes to Consolidated Financial Statements for additional information.

Largely as a result of major subsea project activity levels, revenue from a major customer of each of the Company’s segments accounted for approximately 12% of the Company’s consolidated 2010 revenues.  During 2009 and 2008, no individual customer accounted for more than 10% of the Company’s consolidated revenues.

Fair Value of Financial Instruments
The Company’s financial instruments consist primarily of cash and cash equivalents, trade receivables, trade payables, derivative instruments and debt instruments. The book values of cash and cash equivalents, trade receivables, trade payables, derivative instruments and floating-rate debt instruments are considered to be representative of their respective fair values. Certain cash equivalents have also been valued based on quoted market prices which are considered to be Level 1 market inputs.  At December 31, 2010, the fair value of the Company’s fixed-rate debt (based on Level 1 quoted market rates) was approximately  $1.6 billion as compared to the  $1.25 billion face value of the debt.  At December 31, 2009, the fair value of the Company’s fixed-rate debt (based on Level 1 quoted market rates) was approximately  $1.45 billion as compared to the  $1.25 billion face value of the debt.
In order to mitigate the effect of exchange rate changes, the Company will often attempt to structure sales contracts to provide for collections from customers in the currency in which the Company incurs its manufacturing costs. In certain instances, the Company will enter into foreign currency forward contracts to hedge specific large anticipated receipts or disbursements in currencies for which the Company does not traditionally have fully offsetting local currency expenditures or receipts. The Company was party to a number of long-term foreign currency forward contracts at December 31, 2010. The purpose of the majority of these contracts was to hedge large anticipated non-functional currency cash flows on major subsea, drilling, valve or other equipment contracts involving the Company’s United States operations and its wholly-owned subsidiaries in Italy, Romania, Singapore and the United Kingdom. At December 31, 2010, the Company was also party to certain foreign currency forward and foreign currency option contracts which have not been accounted for as hedges involving underlying foreign currency denominated accounts recorded on the balance sheet of its wholly-owned subsidiary in Canada or anticipated foreign currency cash flows of its wholly-owned subsidiary in Italy.  The Company determines the fair value of its outstanding foreign currency forward and option contracts based on quoted exchange rates for the respective currencies applicable to similar instruments.  These quoted exchange rates are considered to be Level 2 observable market inputs.
The Company manages its debt portfolio to achieve an overall desired position of fixed and floating rates and employs interest rate swaps as a tool to achieve that goal.  In October 2009, the Company entered into two interest rate swaps which effectively converted  $400.0 million of 6.375% fixed-rate borrowings into variable-rate debt based on a spread of approximately 4.79% over the current three-month London Interbank Offered Rate (LIBOR).  On July 23, 2010, the Company entered into a third interest rate swap which effectively locked in a significant portion of the gain from those earlier swaps to reduce the Company’s rate on  $400.0 million of its 6.375% fixed-rate borrowings to an effective fixed interest rate of approximately 5.49% through January 15, 2012, the maturity date of all three swaps.   Each of the swaps provide for semiannual interest payments and receipts each January 15 and July 15 and provide for resets of the three-month LIBOR rate to the then-existing rate each January 15, April 15, July 15 and October 15.  The fair value of the interest rate swaps is affected by changes in quoted three-month LIBOR rates, which is considered to be a Level 2 observable market input.  At December 31, 2010, these three swaps had a fair value of approximately  $4.8 million to the benefit of the Company.

Total gross volume bought (sold) by notional currency and maturity date on open derivative contracts at December 31, 2010 was as follows (in millions):

	Notional Amount - Swaps			Notional Amount - Buy			Notional Amount - Sell
	2011	2012	Total	2011	2012	Total	2011	2012	Total
FX Forward Contracts
Notional currency in:
EUR	–	–	–	37.9	–	37.9	(28.1)	–	(28.1)
GBP	–	–	–	1.4	–	1.4	(7.0)	–	(7.0)
MYR	–	–	–	12.9	–	12.9	–	–	–
NOK	–	–	–	18.6	–	18.6	–	–	–
SGD	–	–	–	4.0	–	4.0	–	–	–
USD	–	–	–	–	–	–	(42.6)	(0.3)	(42.9)

FX Options
USD	–	–	–	–	–	–	2.5	–	2.5

Interest Rate Swaps
USD	–	800.0	800.0	–	–	–	–	–	–

The fair value of derivative financial instruments recorded in the Company’s Consolidated Balance Sheets at December 31, 2010 and 2009 was as follows (dollars in millions):

	2010		2009
	Assets	Liabilities	Assets	Liabilities

Derivatives designated as hedges:
Foreign exchange contracts –
Current	$0.7	$1.8	$1.2	$6.0
Non-current	–	–	–	0.4
Total derivatives designated as hedges	0.7	1.8	1.2	6.4

Derivatives not designated as hedges:
Foreign exchange contracts –
Current	1.4	–	1.7	0.1
Non-current	–	–	–	–

Interest Rate Swaps –
Current	–	–	–	–
Non-current	4.8	–	1.3	–

Total derivatives not designated as hedges	6.2	–	3.0	0.1

Total derivatives	$6.9	$1.8	$4.2	$6.5

The effects of derivative financial instruments on the Company’s consolidated financial statements for the year ended December 31, 2010 and December 31, 2009 were as follows (dollars in millions):

Effective Portion						Ineffective Portion and Other
Derivatives in Cash Flow Hedging Relationships	Amount of Pre-Tax Gain (Loss) Recognized in OCI on Derivatives at December 31,		Location of Gain (Loss) Reclassified from Accumulated OCI into Income	Amount of Gain (Loss) Reclassified from Accumulated OCI into Income at December 31		Location of Gain (Loss) Recognized in Income on Derivatives	Amount of Gain (Loss) Recognized in Income on Derivatives at December 31,
	2010	2009		2010	2009		2010	2009
Foreign exchange contracts	$(9.0)	$17.9	Revenues	(4.9)	$(17.3)	Cost of goods sold-ineffective portion	$(0.7)	$2.8

			Cost of goods sold	(11.8)	(8.4)

			Depreciation expense	(0.1)	(0.1)

Total	$(9.0)	$17.9		$(16.8)	$(25.8)		$(0.7)	$2.8

Approximately  $2.7 million was recognized as a reduction to cost of goods sold and  $7.2 million was recognized as a reduction in interest expense during the year ended December 31, 2010 relating to foreign currency forward contracts and interest rate swap agreements, respectively, which were not designated as hedging instruments.

Contingencies	12 Months Ended
Dec. 31, 2010
Contingencies [Abstract]
Contingencies

Note 19: Contingencies
The Company is subject to a number of contingencies, including litigation, tax contingencies and environmental matters.

 Deepwater Horizon Matter
A blowout preventer (“BOP”) originally manufactured by the Company and delivered in 2001, and to which the Company was one of the suppliers of spare parts and repair services, was deployed by the drilling rig Deepwater Horizon when it experienced a tragic explosion and fire on April 20, 2010, resulting in bodily injuries and loss of life, loss of the rig, and an unprecedented discharge of hydrocarbons into the Gulf of Mexico.
While the Company did not operate the BOP, nor did it have anyone on the rig at the time of the incident, claims for personal injury, wrongful death and property damage arising from the Deepwater Horizon incident have been and will continue to be asserted against the Company and others.  Additionally, claims for pollution and other economic damages, including business interruption and loss of revenue, have been, and we anticipate will continue to be, asserted against all parties allegedly associated with this incident, including the Company, BP plc and certain of its subsidiaries, as the operating working  interest owner of Mississippi Canyon Block 252 upon which the Macondo well was being drilled, Transocean Ltd. and certain of its affiliates, as the drilling  rig owner and operator, as well as other equipment and service companies, including Halliburton.   The Company has been named as one of multiple defendants in over 330 suits filed in a variety of Federal and State courts, a number of which have been filed as class actions or multi-plaintiff actions.  Most of these suits have been centralized into a single proceeding before a single Federal judge under the Federal rules governing multi-district litigation.  The consolidated case is styled In Re: Oil Spill by the Oil Rig “Deepwater Horizon” in the Gulf of Mexico on April 20, 2010, MDL Docket No. 2179.  There are also a small number of cases pending in which Cameron is a party in state courts.  The State of Alabama has brought a claim for destruction of and/or harm to natural resources against those associated with this incident, including Cameron, in State of Alabama, ex. rel. Troy King, Attorney General vs. Transocean Ltd., et. al., Cause No. 2:10cv00691, U.S. Dist. Ct., M.D. Ala., as have 4 municipalities and 3 Mexican states.  All of these suits by governmental entities have been made part of the MDL proceeding. It is possible other such claims may be asserted by the United States Government and by the Gulf and/or East Coast States, who's Attorneys General have notified the Company to preserve documents in the event of a claim, and possibly by other parties.  A  shareholder derivative suit has been filed against the Company’s directors in connection with this incident and its aftermath alleging the Company’s directors failed to exercise their fiduciary duties regarding oversight of the Company’s BOP business (Berzner vs. Erikson, et al., Cause No. 2010-71817 in the 190th District Court of Harris County, Texas).  This incident and its causes are also being investigated by a joint investigation team of the U.S. Coast Guard and the Bureau of Ocean Energy Management (the “JIT”), which has named Cameron as a party-in-interest, the Departments of the Interior and Justice, the U.S. Chemical Safety and Hazard Investigation Board, the National Commission on the BP Deepwater Horizon Oil Spill and Offshore Drilling, and by numerous other governmental entities, including Congressional Committees.

Based on the facts known to date, the Company is of the opinion that there was no defect in or failure of the BOP that caused or contributed to the explosion.  The reasons as to why the efforts to shut-in the well after the explosion were unsuccessful are not yet known and are the subject of multiple investigations.  The results of a forensic examination of the BOP commissioned by the JIT as part of its investigation are expected to be made known by the end of March 2011.  Additionally, the extent of the environmental impact, and the ultimate costs and damages that will ultimately be determined attributable to this incident and its aftermath are not yet known and therefore cannot be reasonably estimated.  As a result, we are unable to make any reasonable determination of what liability, if any, the Company could be found to have with respect to any of these claims or whether the Company will be found to have any liability, directly or by way of contribution, under any environmental laws or regulations or otherwise. BP and Transocean, as well as Anadarko and Moex, as non-operating working interest owners, have been designated Responsible Parties liable for the pollution emanating from the Macondo well under the Oil Pollution Act of 1990 (OPA), and have, at least in part, accepted such designation.  Cameron has not been named a Responsible Party under OPA.
  The applicable contracts between Cameron and Transocean entities provide for customary industry “knock-for-knock” indemnification by which each party agreed to bear the risk of, and hold the other harmless with respect to, all claims for personal injury, to include wrongful death, and property loss or damage of its own, its employees and those of its invitees.  In addition, the contracts provide that Transocean will indemnify Cameron for pollution or other damages associated with blowout or loss of well control to the fullest extent of any indemnity it has from its customers, which in this case is BP.  Transocean has publicly stated that it has a full pollution indemnity from BP, though BP has so far declined to acknowledge any obligation under such indemnity.  Whereas, Transocean has settled lawsuits filed by its employees and the settlement agreements provide for a release of Cameron,  Transocean has yet to honor its indemnity obligations with respect to personal injury and property damage of its invitees or with respect to pollution liability.
  The Company has commercial general liability insurance, including completed products and sudden accidental pollution coverage, with limits of  $500 million and a self retention of  $3 million.  Defense costs are not covered by the policy.  The Company has notified its insurers of the claims being asserted against it.  Coverage includes claims for personal injury and wrongful death, as well as liability for pollution and loss of revenue/business interruption.
  While the  Company’s BOPs have a history of reliable performance when properly maintained and operated in accordance with product specifications, until the litigation referred to above progresses and until the investigations referred to above are completed, we are unable to determine the extent of the Company’s future involvement in the litigation and any liability resulting from this incident.  If it is ultimately determined that the Company bears some responsibility, and therefore liability, for the costs and damages caused by this event, we will rely on our contractual indemnity rights and then, if and to the extent necessary and available, on our insurance coverage.  We have received a “reservation of rights” letter from our insurers.  If our contractual indemnities are determined to be inapplicable, or the indemnitors fail or are unable to fulfill their contractual indemnity obligations, and if the damages and costs ultimately determined to be the Company’s responsibility exceed our available insurance coverage, we could be liable for amounts that could have a material adverse impact on our financial condition, results of operations and cash flows
   Through December 31, 2010, the Company incurred and expensed legal fees of  $12.5 million.  The Company has not accrued any amounts relating to this matter because we do not believe at the present time a loss is probable.

Other Litigation
In 2001, the Company discovered that contaminated underground water from a former manufacturing site in Houston (see discussion below under Environmental Matters) had migrated under an adjacent residential area. Pursuant to applicable state regulations, the Company notified the affected homeowners. Concerns over the impact on property values of the underground water contamination and its public disclosure led to a number of claims by homeowners.  The Company has settled these claims, primarily as a result of the settlement of a class action lawsuit, and is obligated to reimburse 197 homeowners for any diminution in value of their property due to contamination concerns at the time of any sale.
   Based upon 2009 testing results of monitoring wells on the southeastern border of the plume, the Company notified at that time 33 homeowners whose property is adjacent to the class area that their property may be affected.  The Company is taking remedial measures to prevent these properties from being affected.
The Company believes, based on its review of the facts and law, that any potential exposure from existing agreements as well as any possible new claims that may be filed with respect to this underground water contamination will not have a material adverse effect on its financial position or results of operations. The Company’s consolidated balance sheet included a liability of approximately  $11.7 million for these matters as of December 31, 2010.
   The Company has been named as a defendant in a number of multi-defendant, multi-plaintiff tort lawsuits since 1995. At December 31, 2010, the Company’s consolidated balance sheet included a liability of approximately  $7.4 million for such cases. The Company believes, based on its review of the facts and law, that the potential exposure from these suits will not have a material adverse effect on its consolidated results of operations, financial condition or liquidity.

Regulatory Contingencies
The Company has completed its Focused Assessment Audit initiated in 2007 by the Regulatory Audit Division of the U.S. Customs and Border Protection, Department of Homeland Security.  The audit report found that the Company’s corrective actions taken in response to the audit findings were acceptable.
   In July 2007, the Company was one of a number of companies to receive a letter from the Criminal Division of the U.S. Department of Justice (DOJ) requesting information on activities undertaken on their behalf by a customs clearance broker. The DOJ is inquiring into whether certain of the services provided to the Company by the customs clearance broker may have involved violations of the U.S. Foreign Corrupt Practices Act (FCPA).  In response, the Company engaged special counsel reporting to the Audit Committee of the Board of Directors to conduct an investigation into its dealings with the customs clearance broker in Nigeria to determine if any payment made by the customs clearance broker in connection with the importation of Company property constituted a violation of the FCPA. Special counsel also reviewed the extent, if any, of the Company’s knowledge and involvement in the performance of these services and activities and whether the Company fulfilled its obligations under the FCPA.  The U.S. Securities and Exchange Commission (SEC) is also conducting an informal inquiry into the same matters.  The investigation by special counsel has been completed and the Company is waiting for the agencies to commence discussions regarding the ultimate disposition of this matter.  At this stage, the Company cannot predict what the disposition of this matter will entail.

Tax Contingencies
The Company has legal entities in over 35 countries. As a result, the Company is subject to various tax filing requirements in these countries. The Company prepares its tax filings in a manner which it believes is consistent with such filing requirements. However, some of the tax laws and regulations to which the Company is subject require interpretation and/or judgment. Although the Company believes the tax liabilities for periods ending on or before the balance sheet date have been adequately provided for in the financial statements, to the extent a taxing authority believes the Company has not prepared its tax filings in accordance with the authority’s interpretation of the tax laws and regulations, the Company could be exposed to additional taxes.

Environmental Matters
The Company is currently identified as a potentially responsible party (PRP) with respect to two sites designated for cleanup under the Comprehensive Environmental Response Compensation and Liability Act (CERCLA) or similar state laws. One of these sites is Osborne, Pennsylvania (a landfill into which a predecessor of the PCS operation in Grove City, Pennsylvania deposited waste), where remediation is complete and remaining costs relate to ongoing ground water treatment and monitoring. The other is believed to be a de minimis exposure. The Company is also engaged in site cleanup under the Voluntary Cleanup Plan of the Texas Commission on Environmental Quality at former manufacturing locations in Houston and Missouri City, Texas. Additionally, the Company has discontinued operations at a number of other sites which had been active for many years. The Company does not believe, based upon information currently available, that there are any material environmental liabilities existing at these locations. At December 31, 2010, the Company’s consolidated balance sheet included a noncurrent liability of approximately  $6.8 million for environmental matters.

Unaudited Quarterly Operating Results	12 Months Ended
Dec. 31, 2010
Unaudited Quarterly Operating Results [Abstract]
Unaudited quarterly operating results
Unaudited quarterly operating results were as follows:

	2010 (quarter ended)
(dollars in millions, except per share data)	March 31,	June 30,	September 30,	December 31,

Revenues	$1,346.7	$1,452.7	$1,527.1	$1,808.3
Revenues less cost of sales (exclusive of depreciation and amortization)	$432.6	$468.0	$478.4	$543.4
Other costs	$10.3	$18.4	$10.4	$8.1
Net income	$120.4	$129.2	$148.7	$164.6
Earnings per share:
Basic	$0.49	$0.53	$0.61	$0.68
Diluted	$0.48	$0.52	$0.61	$0.66

	2009 (quarter ended)
(dollars in millions, except per share data)	March 31,	June 30,	September 30,	December 31,

Revenues	$1,257.0	$1,270.0	$1,231.8	$1,464.4
Revenues less cost of sales (exclusive of depreciation and amortization)	$413.3	$429.3	$403.8	$436.7
Other costs	$22.3	$10.9	$5.8	$42.6
Net income	$114.6	$138.6	$125.0	$97.3
Earnings per share:
Basic	$0.53	$0.64	$0.57	$0.42
Diluted	$0.52	$0.62	$0.56	$0.41

Summary of Major Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2010
Summary of Major Accounting Policies [Policies] [Abstract]
Principles of consolidation
Principles of Consolidation — The consolidated financial statements include the accounts of the Company and all majority-owned subsidiaries. Investments from 20% to 50% in affiliated companies are accounted for using the equity method.

Estimates in Financial Statements
Estimates in Financial Statements — The preparation of the financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Such estimates include, but are not limited to, estimates of total contract profit or loss on certain long-term production contracts, estimated losses on accounts receivable, estimated realizable value on excess and obsolete inventory, contingencies, including tax contingencies, estimated liabilities for litigation exposures and liquidated damages, estimated warranty costs, estimates related to pension accounting, estimates related to the fair value of reporting units for purposes of assessing goodwill for impairment, estimated proceeds from assets held for sale and estimates related to deferred tax assets and liabilities, including valuation allowances on deferred tax assets. Actual results could differ materially from these estimates.

Revenue Recognition
Revenue Recognition — The Company generally recognizes revenue, net of sales taxes, once the following four criteria are met: (i) persuasive evidence of an arrangement exists, (ii) delivery of the equipment has occurred or services have been rendered, (iii) the price of the equipment or service is fixed and determinable and (iv) collectibility is reasonably assured. For certain engineering, procurement and construction-type contracts, which typically include the Company’s subsea and drilling systems and processing equipment contracts, revenue is recognized in accordance with accounting rules relating to construction-type and production-type contracts. Under this guidance, the Company recognizes revenue on these contracts using a units-of-completion method. Under the units-of-completion method, revenue is recognized once the manufacturing process is complete for each unit specified in the contract with the customer, including customer inspection and acceptance, if required by the contract.  This method requires the Company to make estimates regarding the total costs of the project, which impacts the amount of gross margin the Company recognizes in each reporting period.  The Company routinely, and at least quarterly, reviews its estimates relating to total estimated contract profit or loss and recognizes changes in those estimates as they are determined.  Revenue associated with change orders is not included in the calculation of estimated profit on a contract until approved by the customer.  Costs associated with unapproved change orders are deferred if (i) the customer acknowledges a change has occurred and (ii) it is probable that the costs will be recoverable from the customer.  If these two conditions are not met, the costs are included in the calculation of estimated profit on the project.  Anticipated losses on contracts are recorded in full in the period in which they become evident.
Approximately 36%, 28% and 28% of the Company's revenues for the years ended December 31, 2010, 2009 and 2008, respectively, were recognized under the accounting rules for construction-type and production-type contracts.

Shipping and Handling Costs
Shipping and Handling Costs — Shipping and handling costs are reflected in the caption entitled “Cost of sales (exclusive of depreciation and amortization shown separately below)” in the accompanying Consolidated Results of Operations statements.

Cash Equivalents	Cash Equivalents — The Company considers all investments purchased with original maturities of three months or less to be cash equivalents.
Allowance for Doubtful Accounts
Allowance for Doubtful Accounts — The Company maintains allowances for doubtful accounts for estimated losses that may result from the inability of its customers to make required payments. Such allowances are based upon several factors including, but not limited to, historical experience, the length of time an invoice has been outstanding, responses from customers relating to demands for payment and the current and projected financial condition of specific customers.

Inventories
Inventories — Aggregate inventories are carried at cost or, if lower, net realizable value. On the basis of current costs, 46% of inventories at December 31, 2010 and 48% at December 31, 2009 are carried on the last-in, first-out (LIFO) method. For these locations, the use of LIFO results in a better matching of costs and revenues. The remaining inventories, which are generally located outside the United States and Canada, are carried on the first-in, first-out (FIFO) method. The Company provides a reserve for estimated inventory obsolescence or excess quantities on hand equal to the difference between the cost of the inventory and its estimated realizable value.

Plant and Equipment	Plant and Equipment — Property, plant and equipment, both owned and under capital lease, are carried at cost. Maintenance and repair costs are expensed as incurred. The cost of renewals, replacements and betterments is capitalized. The Company capitalizes software developed or obtained for internal use. Accordingly, the cost of third-party software, as well as the cost of third-party and internal personnel that are directly involved in application development activities, are capitalized during the application development phase of new software systems projects. Costs during the preliminary project stage and post-implementation stage of new software systems projects, including data conversion and training costs, are expensed as incurred. Depreciation and amortization is provided over the estimated useful lives of the related assets, or in the case of assets under capital leases, over the related lease term, if less, using the straight-line method.
Goodwill
Goodwill —The Company reviews the carrying value of goodwill in accordance with accounting rules on impairment of goodwill, which require that the Company estimate the fair value of each of its reporting units annually, or when impairment indicators exist, and compare such amounts to their respective carrying values to determine if an impairment of goodwill is required.  Generally, this review is conducted during the first quarter of each annual period.  Based upon the most recent annual evaluation, no impairment of goodwill was required.  The estimated fair value of each reporting unit for the 2010, 2009 and 2008 evaluations was determined using discounted future expected cash flows (level 3 unobservable inputs) or other market-related valuation models consistent with the accounting guidance for fair-value measurements. Certain estimates and judgments are required in the application of the fair value models, including, but not limited to, estimates of future cash flows and the selection of a discount rate.  The Company’s reporting units for goodwill impairment evaluation purposes are the Drilling, Surface, Subsea and Flow Control product lines of the DPS segment, the Engineered Valves, Distributed Valves, Process Valves, Measurement Systems product lines and the Aftermarket Services business of the V&M segment and the Process Systems, Reciprocating and Centrifugal Compression product lines of the PCS segment.

Intangible Assets
Intangible Assets — The Company’s intangible assets, excluding goodwill, represent purchased patents, trademarks, customer lists and other identifiable intangible assets. The majority of intangible assets are amortized on a straight-line basis over the years expected to be benefited, generally ranging from 5 to 20 years. Such intangibles are tested for recoverability whenever events or changes in circumstances indicate that their carrying value may not be recoverable. As many areas of the Company’s business rely on patents and proprietary technology, it has followed a policy of seeking patent protection both inside and outside the United States for products and methods that appear to have commercial significance. The costs of developing any intangibles internally, as well as costs of defending such intangibles, are expensed as incurred. No material impairment of intangible assets was required during the years ended December 31, 2010, 2009 or 2008.

Long-Lived Assets
Long-Lived Assets — In accordance with accounting rules for the impairment or disposal of long-lived assets, such assets, excluding goodwill and indefinite-lived intangibles, to be held and used by the Company are reviewed to determine whether any events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. For long-lived assets to be held and used, the Company bases its evaluation on impairment indicators such as the nature of the assets, the future economic benefit of the assets, any historical or future profitability measurements and other external market conditions or factors that may be present. If such impairment indicators are present or other factors exist that indicate the carrying amount of the asset may not be recoverable, the Company determines whether an impairment has occurred through the use of an undiscounted cash flow analysis of the asset at the lowest level for which identifiable cash flows exist. If an impairment has occurred, the Company recognizes a loss for the difference between the carrying amount and the fair value of the asset. Assets are classified as held for sale when the Company has a plan for disposal of such assets and those assets are stated at estimated fair value less estimated costs to sell.  No material impairment of long-lived assets was required during the years ended December 31, 2010, 2009 or 2008.

Product Warranty
Product Warranty — Estimated warranty costs are accrued either at the time of sale based upon historical experience or, in some cases, when specific warranty problems are encountered. Adjustments to the recorded liability are made periodically to reflect actual experience.

Contingencies
Contingencies — The Company accrues for costs relating to litigation, including litigation defense costs, claims and other contingent matters, including liquidated damage liabilities, when such liabilities become probable and reasonably estimable. Such estimates may be based on advice from third parties, amounts specified by contract, amounts designated by legal statute or management’s judgment, as appropriate. Revisions to contingent liability reserves are reflected in income in the period in which different facts or information become known or circumstances change that affect the Company’s previous assumptions with respect to the likelihood or amount of loss. Amounts paid upon the ultimate resolution of contingent liabilities may be materially different from previous estimates and could require adjustments to the estimated reserves to be recognized in the period such new information becomes known.

Income Taxes
Income Taxes — The asset and liability approach is used to account for income taxes by recognizing deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the carrying amounts and the tax basis of assets and liabilities. Income tax expense includes U.S. and foreign income taxes, including U.S. federal taxes on undistributed earnings of foreign subsidiaries to the extent such earnings are planned to be remitted. Taxes are not provided on the translation component of comprehensive income since the effect of translation is not considered to modify the amount of the earnings that are planned to be remitted.
The Company accounts for uncertainties in its income tax positions in accordance with income tax accounting rules.  Interest related to an underpayment of income taxes is reflected as a component of interest expense in the Consolidated Results of Operations statement. Penalties on a tax position taken by the Company are reflected as a component of income tax expense in the Consolidated Results of Operations statement. See Note 12 of the Notes to Consolidated Financial Statements for further discussion of the Company’s income taxes.

Environmental Remediation and Compliance
Environmental Remediation and Compliance — Environmental remediation and postremediation monitoring costs are accrued when such obligations become probable and reasonably estimable. Such future expenditures are not discounted to their present value.

Pension and Postretirement Benefits Accounting
Pension and Postretirement Benefits Accounting — The Company recognizes the funded status of its defined benefit pension and other postretirement benefit plans in its Consolidated Balance Sheets.  The measurement date for all of the Company’s plans was December 31, 2010.

Stock-Based Compensation
Stock-Based Compensation — At December 31, 2010, the Company had nine stock-based employee compensation plans, which are described in further detail in Note 9 of the Notes to Consolidated Financial Statements. Compensation expense for the Company’s stock-based compensation plans is measured using the fair value method required by accounting rules on stock compensation. Under this guidance, the fair value of stock option grants and restricted stock unit awards is amortized to expense using the straight-line method over the shorter of the vesting period or the remaining employee service period.

Derivative Financial Instruments
Derivative Financial Instruments — Consistent with accounting guidance for derivative instruments and hedging activities, the Company recognizes all derivative financial instruments as assets and liabilities on a gross basis and measures them at fair value.  Hedge accounting is only applied when the derivative is deemed highly effective at offsetting changes in anticipated cash flows of the hedged item or transaction. Changes in fair value of derivatives that are designated as cash flow hedges are deferred in accumulated other elements of comprehensive income until the underlying transactions are recognized in earnings, at which time any deferred hedging gains or losses are also recorded in earnings on the same line as the hedged item. Any ineffective portion of the change in the fair value of a derivative used as a cash flow hedge is recorded in earnings as incurred. The amounts recorded in earnings from ineffectiveness for the years ended December 31, 2010, 2009 and 2008 have not been material. The Company may at times also use forward or option contracts to hedge foreign currency assets and liabilities. These contracts are not designated as hedges under the accounting guidance described above.  Therefore, the changes in fair value of these contracts are recognized in earnings as they occur and offset gains or losses on the related asset or liability.
The Company will also periodically use interest rate swaps to modify the interest characteristics of some or all of its fixed or floating rate debt.  As these interest rate swaps are not designated as hedges, changes in the fair value of these derivatives are recognized as an adjustment to interest expense as they occur.

Foreign Currency
Foreign Currency — For most subsidiaries and branches outside the U.S., the local currency is the functional currency.  The financial statements of these subsidiaries and branches are translated into U.S. dollars as follows: (i) assets and liabilities at year-end exchange rates; (ii) income, expenses and cash flows at monthly average exchange rates; and (iii) stockholders’ equity at historical exchange rates. For those subsidiaries for which the local currency is the functional currency, the resulting translation adjustment is recorded as a component of accumulated other elements of comprehensive income in the accompanying Consolidated Balance Sheets.
For certain other subsidiaries and branches, operations are conducted primarily in currencies other than the local currencies, which are therefore the functional currency. Non-functional currency monetary assets and liabilities are remeasured at ending exchange rates. Revenue, expense and gain and loss accounts of these foreign subsidiaries and branches are remeasured at average exchange rates. Non-functional currency non-monetary assets and liabilities, and the related revenue, expense, gain and loss accounts are remeasured at historical rates.
Foreign currency gains and losses arising from monetary transactions denominated in a currency other than the functional currency of the entity involved are included in income. The effects of foreign currency transactions were a gain of  $11.9 million for the year ended December 31, 2010 and losses of  $19.4 million and  $0.3 million for the years ended December 31, 2009, and 2008 respectively.

Summary of Major Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2010
Summary of Major Accounting Policies [Tables] [Abstract]
The estimated useful lives of the major classes of property, plant and equipment
The estimated useful lives of the major classes of property, plant and equipment are as follows:

Estimated Useful Lives
Buildings and leasehold improvements	10-40years
Machinery, equipment and tooling	3-18years
Office furniture, software and other	3-10years

Acquisitions (Tables)	12 Months Ended
Dec. 31, 2010
Acquisitions [Tables] [Abstract]
Preliminary purchase price allocation
The following table displays the final purchase price allocated to NATCO’s net tangible and identifiable intangible assets based on their estimated fair values as of the acquisition date as of December 31, 2010 in comparison to the preliminary purchase price allocation as of December 31, 2009 (dollars in millions):

	Final Allocation as of December 31, 2010	Preliminary Allocation as of December 31, 2009

Cash	$34.4	$34.4
Accounts receivable	145.5	157.0
Inventory	132.9	57.9
Other current assets	22.0	13.1
Property, plant and equipment	105.4	103.7
Goodwill	742.9	731.4
Intangibles	153.1	147.9
Other non-current assets	3.4	25.7
Accounts payable and accrued liabilities	(287.9)	(203.0)
Deferred tax liabilities	(55.8)	(56.2)
Other non-current liabilities	(24.3)	(23.4)
Total estimated purchase price	$971.6	$988.5

Other Costs (Tables)	12 Months Ended
Dec. 31, 2010
Other Costs [Tables] [Abstract]
Schedule of Other Costs
Other costs consist of the following:

	Year Ended December 31,
(dollars in millions)	2010	2009

Employee severance	$8.8	$61.0
NATCO integration costs	22.0	–
Deepwater Horizon legal costs	12.5	–
Acquisition and restructuring costs	3.9	20.6
Total other costs	$47.2	$81.6

Receivables (Tables)	12 Months Ended
Dec. 31, 2010
Receivables [Tables] [Abstract]
Receivables
Receivables consisted of the following:

	December 31,
(dollars in millions)	2010	2009

Trade receivables	$991.2	$907.1
Other receivables	78.9	67.7
Allowance for doubtful accounts	(14.0)	(15.8)

Total receivables	$1,056.1	$959.0

Inventories (Tables)	12 Months Ended
Dec. 31, 2010
Inventories [Tables] [Abstract]
Inventories
Inventories consisted of the following:

	December 31,
(dollars in millions)	2010	2009

Raw materials	$166.5	$168.6
Work-in-process	575.9	484.0
Finished goods, including parts and subassemblies	1,190.5	1,167.8
Other	12.1	11.5
	1,945.0	1,831.9
Excess of current standard costs over LIFO costs	(97.7)	(108.8)
Allowance for obsolete and excess inventory	(68.0)	(58.9)

Total inventories	$1,779.3	$1,664.2

Plant and Equipment, Goodwill and Other Assets (Tables)	12 Months Ended
Dec. 31, 2010
Plant and Equipment, Goodwill and Other Assets [Tables] [Abstract]
Plant and Equipment
Plant and equipment consisted of the following:

	December 31,
(dollars in millions)	2010	2009

Land and land improvements	$73.8	$60.9
Buildings	493.4	477.9
Machinery and equipment	1,040.9	988.5
Tooling, dies, patterns, etc.	148.3	127.3
Office furniture & equipment	140.0	107.9
Capitalized software	156.1	178.4
Assets under capital leases	46.2	29.7
Construction in progress	145.0	110.0
All other	42.2	26.8
	2,285.9	2,107.4
Accumulated depreciation	(1,038.1)	(915.0)

Total plant and equipment, net	$1,247.8	$1,192.4

Changes in goodwill
Changes in goodwill during 2010 were as follows:

(dollars in millions)	DPS	V&M	PCS	Total

Balance at December 31, 2009	$288.6	$297.3	$855.7	$1,441.6
Current year acquisitions	9.1	14.7	−	23.8
Changes primarily associated with adjustments to prior year acquisitions –related to finalization of purchase price allocations	15.6	10.6	(12.8)	13.4
Translation and other	(6.9)	0.2	3.7	(3.0)

Balance at December 31, 2010	$306.4	$322.8	$846.6	$1,475.8

Other assets
Other assets consisted of the following:

	December 31,
(dollars in millions)	2010	2009

Deferred income taxes	$41.2	$35.4
Other intangibles:
Gross:
Customer lists	118.0	115.0
Patents and technology	102.3	100.4
Trademarks	53.2	51.2
Noncompete agreements, engineering drawings and other	82.6	70.1
Accumulated amortization	(100.1)	(69.1)
Other	51.4	74.2

Total other assets	$348.6	$377.2

Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2010
Accounts Payable and Accrued Liabilities [Tables] [Abstract]
Accounts Payable and Accrued Liabilities
Accounts payable and accrued liabilities consisted of the following:

	December 31,
(dollars in millions)	2010	2009

Trade accounts payable and accruals	$571.3	$549.7
Salaries, wages and related fringe benefits	190.2	228.3
Advances from customers	827.2	1,052.0
Deferred revenue	36.1	48.5
Sales-related costs and provisions	90.2	70.5
Payroll and other taxes	67.4	58.5
Product warranty	45.7	45.6
Fair market value of derivatives	1.8	6.1
Other	186.1	149.0

Total accounts payable and accrued liabilities	$2,016.0	$2,208.2

Company's Product Warranty Accruals
Activity during the year associated with the Company’s product warranty accruals was as follows (dollars in millions):

Balance December 31, 2009	Warranty Provisions	Acquisitions	Charges Against Accrual	Translation and Other	Balance December 31, 2010

$45.6	$39.0	$0.5	$(38.3)	$(1.1)	$45.7

Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2010
Employee Benefit Plans [Tables] [Abstract]
Schedule of Defined Benefit Plans Disclosures
Total net benefit plan expense (income) associated with the Company’s defined benefit pension and postretirement benefit plans consisted of the following:

	Pension Benefits			Postretirement Benefits
(dollars in millions)	2010	2009	2008	2010		2009		2008

Service cost	$2.9	$2.7	$3.9	$	−	$	−	$	−
Interest cost	15.1	14.1	20.3		0.9		0.5		1.1
Expected return on plan assets	(15.8)	(13.3)	(22.1)		−		−		−
Amortization of prior service cost (credit)	–	−	−		(0.9)		(0.9)		(0.4)
Amortization of losses (gains)	6.7	5.7	9.3		(1.2)		(1.9)		(1.5)

Net benefit plan expense (income) before settlement loss	8.9	9.2	11.4		(1.2)		(2.3)		(0.8)

Settlement loss	–	0.3	26.2		−		−		−

Total net benefit plan expense (income)	$8.9	$9.5	$37.6		$(1.2)		$(2.3)		$(0.8)

Net benefit plan expense (income):
U.S. plans	$0.2	$0.4	$29.7		$(1.2)		$(2.3)		$(0.8)
Foreign plans	8.7	9.1	7.9		−		−		−

Total net benefit plan expense (income)	$8.9	$9.5	$37.6		$(1.2)		$(2.3)		$(0.8)

Included in accumulated other elements of comprehensive income at December 31, 2010 and 2009 are the following amounts that have not yet been recognized in net periodic benefit plan cost, as well as the amounts that are expected to be recognized in net periodic benefit plan cost during the year ending December 31, 2011:

	December 31, 2010		December 31, 2009		Year Ending December 31, 2011
(dollars in millions)	Before Tax	After Tax	Before Tax	After Tax	Expected Amortization

Pension benefits:
Actuarial losses, net	$(84.6)	$(61.4)	$(97.1)	$(69.8)	$5.6

Post retirement benefits:
Prior service credit	6.9	4.3	4.9	3.1	(1.3)
Actuarial gains	9.0	5.6	11.4	7.2	(0.9)

	$(68.7)	$(51.5)	$(80.8)	$(59.5)	$3.4

The change in the projected benefit obligation associated with the Company’s defined benefit pension plans and the change in the accumulated benefit obligation associated with the Company’s postretirement benefit plans was as follows:

	Pension Benefits		Postretirement Benefits
(dollars in millions)	2010	2009	2010	2009

Benefit obligation at beginning of year	$274.5	$221.3	$18.3	$9.0
Service cost	2.9	2.7	−	−
Interest cost	15.1	14.1	0.9	0.5
Plan participants’ contributions	0.9	0.9	−	−
Actuarial losses	5.8	30.7	1.2	4.8
Exchange rate changes	(8.5)	21.2	−	−
Benefits and expenses paid from plan assets	(8.3)	(16.4)	−	−
Benefits paid directly by the Company	−	−	(1.9)	(1.6)
Plan amendments	−	−	(2.9)	−
Acquisitions	−	−	−	5.6

Benefit obligation at end of year	$282.4	$274.5	$15.6	$18.3

Benefit obligation at end of year:
U.S. plans	$3.3	$3.0	$15.6	$18.3
Foreign plans	279.1	271.5	−	−

Benefit obligation at end of year	$282.4	$274.5	$15.6	$18.3

The total accumulated benefit obligation for the Company’s defined benefit pension plans was  $244.6 million and  $239.2 million at December 31, 2010 and 2009, respectively.
The change in the plan assets associated with the Company’s defined benefit pension and postretirement benefit plans was as follows:

	Pension Benefits				Postretirement Benefits
(dollars in millions)	2010		2009		2010		2009

Fair value of plan assets at beginning of year		$242.2		$195.1	$	−	$	−
Actual return on plan assets		24.4		23.5		−		−
Company contributions		9.4		25.5		1.9		1.6
Plan participants’ contributions		0.9		0.9		−		−
Exchange rate changes		(7.3)		18.7		−		−
Excess assets remitted to plan sponsor		−		(5.1)		−		−
Benefits and expenses paid from plan assets		(8.3)		(16.4)		(1.9)		(1.6)

Fair value of plan assets at end of year		$261.3		$242.2	$	−	$	−

Fair value of plan assets at end of year:
U.S. plans	$	−	$	−	$	−	$	−
Foreign plans		261.3		242.2		−		−

Fair value of plan assets at end of year		$261.3		$242.2	$	−	$	−

The status of the Company’s underfunded defined benefit pension and postretirement benefit plans was as follows:

	Pension Benefits December 31,		Postretirement Benefits December 31,
(dollars in millions)	2010	2009	2010	2009

Underfunded status at end of year:
Current	$(0.2)	$(0.2)	$(2.2)	$(1.9)
Non-current	(20.9)	(32.1)	(13.4)	(16.4)

Underfunded status at end of year	$(21.1)	$(32.3)	$(15.6)	$(18.3)

Actual asset investment allocations for the Company’s main defined benefit pension plan in the United Kingdom, which accounts for approximately 97% of total plan assets as follows:

	Pension Benefits
	2010	2009

U.K. plan:
Equity securities	54%	56%
Fixed income debt securities, cash and other	46%	44%

In each jurisdiction, the investment of plan assets is overseen by a plan asset committee whose members act as trustees of the plan and set investment policy. For the years ended December 31, 2010 and 2009, the investment strategy has been designed to approximate the performance of market indexes. The Company’s targeted allocation for the U.K. plan for 2011 and beyond is approximately 54% in equities, 40% in fixed income debt securities and 6% in real estate and other.
    During 2010, the Company made contributions totaling approximately  $9.4 million to the assets of its various defined benefit pension plans. Contributions to plan assets for 2011 are currently expected to approximate  $9.0 million assuming no change in the current discount rate or expected investment earnings.
The assets of the Company’s pension plans are generally invested in debt and equity securities or mutual funds, which are valued based on quoted market prices for an individual asset (level 1 market inputs) or mutual fund unit values, which are based on the fair values of the individual securities that the fund has invested in (level 2 observable market inputs).  A small portion of the assets are invested in insurance contracts, real estate and other investments, which are valued based on level 3 unobservable inputs.
The fair values of the Company’s pension plan assets by asset category at December 31, 2010 were as follows:

(dollars in millions)	Fair Value Based on Quoted Prices in Active Markets for Identical Assets (Level 1)	Fair Value Based on Significant Other Observable Inputs (Level 2)	Fair Value Based on Significant Unobservable Inputs (Level 3)	Total
Cash and cash equivalents	$10.2	$–	$–	$10.2
Equity Securities:
US Equities	–	52.7	–	52.7
Non-U.S. Equities	37.3	47.4	–	84.7
Bonds:
Non-US Government Bonds	–	21.0	–	21.0
Non-US Corporate Bonds	–	74.4	–	74.4
Alternative Investments:
Insurance contracts	–	–	7.3	7.3
Real estate and other	–	–	11.0	11.0
Total assets	$47.5	$195.5	$18.3	$261.3

The weighted-average assumptions associated with the Company’s defined benefit pension and postretirement benefit plans were as follows:

	Pension Benefits		Postretirement Benefits
	2010	2009	2010	2009

Assumptions related to net benefit costs:
U.S. plans:
Discount rate	5.03%	5.08-6.52%	5.03%	4.88-6.52%
Expected return on plan assets	−	5.25%	–	–
Health care cost trend rate	–	–	9.0%	9.0%
Measurement date	1/1/2010	1/1/2009	1/1/2010	1/1/2009

Foreign plans:
Discount rate	5.50-5.75%	5.75-6.25%	–	–
Expected return on plan assets	5.50-6.75%	5.50-6.75%	–	–
Rate of compensation increase	3.00-4.50%	3.00-4.50%	–	–
Measurement date	1/1/2010	1/1/2009	–	–

Assumptions related to end-of-period benefit obligations:
U.S. plans:
Discount rate	4.10%	5.03%	4.10%	5.03%
Health care cost trend rate	–	–	9.0%	9.0%
Measurement date	12/31/2010	12/31/2009	12/31/2010	12/31/2009

Foreign plans:
Discount rate	5.50%	5.50-5.75%	–	–
Rate of compensation increase	3.00-4.50%	3.0-4.5%	–	–
Measurement date	12/31/2010	12/31/2009	–	–

The Company’s discount rate assumptions for its U.S. postretirement benefits plan and its U.K. defined benefit pension plan are based on the average yield of a hypothetical high quality bond portfolio with maturities that approximately match the estimated cash flow needs of the plans.
The assumptions for expected long-term rates of return on assets are based on historical experience and estimated future investment returns, taking into consideration anticipated asset allocations, investment strategies and the views of various investment professionals.
The rate of compensation increase assumption for foreign plans reflect local economic conditions and the Company’s compensation strategy in those locations.
The health care cost trend rate is assumed to decrease gradually from 9% to 5% by 2019 and remain at that level thereafter. A one-percentage-point increase or decrease in the assumed health care cost trend rate does not have a material impact on the service and interest cost components in 2010 or the postretirement benefit obligation as of December 31, 2010.

Future expected benefit payments are as follows:

	Pension Benefits		Postretirement Benefits
(dollars in millions)	U.S. Unfunded Plans	Foreign Funded Plans	U.S. Unfunded Plans

Year ended December 31:
2011	$0.2	$8.3	$2.3
2012	$0.2	$8.5	$2.1
2013	$0.2	$8.8	$1.9
2014	$0.2	$9.0	$1.7
2015	$0.3	$9.2	$1.6
2016 - 2020	$1.2	$50.2	$5.7

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation
Changes in the fair value of pension plan assets determined based on level 3 unobservable inputs were as follows (dollars in millions):

Year Ended December 31, 2010
Balance at beginning of the year	$9.3
Purchases/Sales, net	10.6
Actual return on plan assets	1.3
Reclassification of plan assets to Level 2	(2.1)
Currency impact	(0.8)
Balance at end of the year	$18.3

Benefit Obligation In Excess of Plan Assets

Year-end amounts applicable to the Company’s pension plans with projected benefit obligations in excess of plan assets and accumulated benefit obligations in excess of plan assets were as follows:

	Projected Benefit Obligation in Excess of Plan Assets		Accumulated Benefit Obligation in Excess of Plan Assets
(dollars in millions)	2010	2009	2010	2009

Fair value of applicable plan assets	$261.3	$242.2	$9.8	$9.3
Projected benefit obligation of applicable plans	$282.4	$274.5	–	−
Accumulated benefit obligation of applicable plans	–	−	$18.3	$18.5

Stock-Based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2010
Stock-Based Compensation Plans [Tables] [Abstract]
Summary of activity in all stock based compensation plans
A summary of option activity under the Company’s stock compensation plans as of and for the year ended December 31, 2010 is presented below:

Options	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (dollars in millions)

Outstanding at January 1, 2010	7,799,988	$29.35
Granted	1,424,150	42.81
Exercised	(2,824,395)	24.01
Forfeited	(107,218)	32.85
Expired	(39,407)	36.69

Outstanding at December 31, 2010	6,253,118	$34.72	5.30	$100.1

Vested at December 31, 2010 or expected to vest in the future	6,231,066	$34.70	5.29	$99.9

Exercisable at December 31, 2010	3,767,345	$32.64	3.58	$68.2

The fair values per share of option grants for the years ended December 31, 2010, 2009 and 2008 were estimated using the Black-Scholes-Merton option pricing formula with the following weighted-average assumptions:

	Year Ended December 31,
	2010	2009	2008

Expected life (in years)	2.5	2.4	3.3
Risk-free interest rate	0.46%	1.1%	1.7%
Volatility	43.8%	32.0%	36.8%
Expected dividend yield	0.0%	0.0%	0.0%

    The Company determined the assumptions involving the expected life of its options and volatility rates based primarily on historical data and consideration of expectations for the future.
The above assumptions and market prices of the Company’s common stock at the date of option exercises resulted in the following values:

	Year Ended December 31,
	2010	2009	2008

Grant-date fair value per option	$11.78	$8.10	$6.31
Intrinsic value of options exercised (dollars in millions)	$63.4	$23.5	$59.9
Average intrinsic value per share of options exercised	$22.46	$19.26	$35.08

Restricted and deferred stock units and awards
During 2005, the Company began issuing restricted stock units with no exercise price to key employees in place of stock options. During 2010, 2009 and 2008, grants of restricted stock units were made to officers and key employees. Approximately 211,804 and 72,634 of the restricted stock unit grants during 2010 and 2008,  respectively, contained performance-based conditions which were fully satisfied based on the Company’s full-year 2010 and 2008 financial performance against certain targets. No 2009 restricted stock unit grants contained performance-based conditions.  The restricted stock units granted to officers and other key employees generally provided for three-year 100% cliff vesting on the third anniversary of the date of grant, based on continued employment, except for certain grants in 2010 which provided for vesting in one-third increments each year.
Under an update to the Compensation Program for Non-Employee Directors approved by the Board of Directors in May 2008, non-employee directors are entitled to receive an annual number of deferred stock units that is equal to a value of  $250,000 determined on the day following the Company’s annual meeting of stockholders or, if a director’s election to the Board occurs between annual meetings of stockholders, the initial grant of deferred stock units is based on a pro-rata portion of the annual grant amount equal to the remaining number of months in the board year until the next annual meeting of stockholders.  These units, which have no exercise price and no expiration date, vest in one-fourth increments quarterly over the following year but cannot be converted into common stock until the earlier of termination of Board service or three years, although Board members have the ability to voluntarily defer conversion for a longer period of time.
A summary of restricted stock unit and restricted stock award activity under the Company’s stock compensation plans as of and for the year ended December 31, 2010 is presented below:

Restricted Stock Units and Awards	Number	Weighted-Average Grant Date Fair Value

Nonvested at January 1, 2010	1,912,087	$31.56
Granted	806,041	41.81
Vested	(701,187)	41.72
Forfeited	(75,542)	35.92

Nonvested at December 31, 2010	1,941,399	$35.02

Total compensation expense for all stock-based compensation plans

Stock-based compensation expense recognized was as follows:

	Year Ended December 31,
(dollars in millions)	2010	2009	2008

Outstanding restricted and deferred stock unit and award grants	$26.0	$18.5	$20.1
Unvested outstanding stock option grants	8.5	9.2	15.5

Total stock-based compensation expense	$34.5	$27.7	$35.6

The total income statement tax benefit recognized from stock-based compensation arrangements during the years ended December 31, 2010, 2009 and 2008  totaled approximately  $12.7 million,  $10.2 million and  $13.2 million, respectively.

Total unrecognized compensation expense for all stock-based compensation plans

At
December 31, 2010

Stock-based compensation cost not yet recognized under the straight-line method (dollars in millions)	$19.5

Weighted-average remaining expense recognition period (in years)	2.15

At December 31, 2010

Stock-based compensation cost not yet recognized under the straight-line method (dollars in millions)	$27.4

Weighted-average remaining expense recognition period (in years)	1.61

Debt (Tables)	12 Months Ended
Dec. 31, 2010
Debt [Tables] [Abstract]
Debt Obligations
   The Company’s debt obligations were as follows:

	Year Ended December 31,
(dollars in millions)	2010	2009

Senior notes, net of $1.8 of unamortized original issue discount at December 31, 2010 ( $1.9 at December 31, 2009)	$748.2	$748.1
Convertible debentures, net of discount of $6.9 at December 31, 2010 ( $22.8 at December 31, 2009)	493.1	477.2
Other debt	37.5	16.8
Obligations under capital leases	14.0	12.4
	1,292.8	1,254.5
Current maturities	(519.9)	(22.2)

Long-term portion	$772.9	$1,232.3

Leases (Tables)	12 Months Ended
Dec. 31, 2010
Leases [Tables] [Abstract]
Future minimum lease payments for capital leases and noncancelable operating leases
Future minimum lease payments with respect to capital leases and operating leases with noncancelable terms in excess of one year were as follows:

	Capital	Operating
(dollars in millions)	Lease Payments	Lease Payments

Year ended December 31:
2011	$6.3	$43.1
2012	4.3	37.2
2013	2.5	31.9
2014	1.4	25.2
2015	0.1	22.1
Thereafter	–	58.9

Future minimum lease payments	14.6	218.4
Less: amount representing interest	(0.6)	–

Lease obligations at December 31, 2010	$14.0	$218.4

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2010
Income Taxes [Tables] [Abstract]
Income Tax Disclosure
The components of income before income taxes were as follows:

	Year Ended December 31,
(dollars in millions)	2010	2009	2008

Income before income taxes:
U.S. operations	$365.9	$223.9	$334.2
Foreign operations	367.4	418.9	517.2

Income before income taxes	$733.3	$642.8	$851.4

The provisions for income taxes were as follows:

	Year Ended December 31,
(dollars in millions)	2010	2009	2008

Current:
U.S. federal	$102.5	$83.5	$142.3
U.S. state and local	8.7	3.4	0.7
Foreign	83.1	119.4	139.3
	194.3	206.3	282.3

Deferred:
U.S. federal	(25.8)	(33.3)	(25.2)
U.S. state and local	0.9	(0.3)	3.0
Foreign	1.0	(5.4)	10.6
	(23.9)	(39.0)	(11.6)

Income tax provision	$170.4	$167.3	$270.7

The reasons for the differences between the provision for income taxes and income taxes using the U.S. federal income tax rate were as follows:

	Year Ended December 31,
	2010	2009	2008

U.S. federal statutory rate	35.00%	35.00%	35.00%
State and local income taxes	1.02	0.38	0.67
Foreign statutory rate differential	(9.62)	(7.26)	(4.86)
Change in valuation allowance on deferred tax assets	6.76	1.99	0.71
Nondeductible expenses	1.64	1.54	0.59
Net U.S. tax on foreign source income	(9.52)	(5.00)	0.58
All other	(2.05)	(0.62)	(0.89)

Total	23.23%	26.03%	31.80%

Total income taxes paid (dollars in millions)	$198.2	$231.2	$159.7

Components of deferred tax assets (liabilities) were as follows:

	December 31,
(dollars in millions)	2010	2009

Deferred tax liabilities:
Plant and equipment	$(70.1)	$(71.7)
Inventory	(14.0)	(39.5)
Convertible debentures	(2.5)	(8.2)
Intangible assets	(79.0)	(82.4)
Other	(10.1)	(22.9)
Total deferred tax liabilities	(175.7)	(224.7)

Deferred tax assets:
Postretirement benefits other than pensions	10.3	12.3
Reserves and accruals	60.7	98.9
Net operating losses and tax credits	153.7	102.5
Pensions	16.1	20.1
Other	21.0	12.2

Total deferred tax assets	261.8	246.0

Valuation allowance	(96.2)	(46.1)

Net deferred tax liabilities	$(10.1)	$(24.8)

Changes in the Company’s unrecognized tax benefits were as follows:

	Year Ended December 31,
(dollars in millions)	2010	2009	2008

Balance at beginning of year	$60.4	$46.6	$47.3
Increases due to tax positions taken prior to the fiscal year	1.0	26.1	0.2
Increases due to tax positions taken during the fiscal year	5.2	12.7	3.8
Decreases relating to settlements with tax authorities	(0.3)	(27.6)	(3.2)
Decreases resulting from the lapse of applicable statutes of limitation	(0.2)	(1.4)	(1.5)
Net increase due to translation and interest	2.3	4.0	–

Balance at end of year	$68.4	$60.4	$46.6

Summary of Income Tax Examinations
United States	United Kingdom	Canada	France	Germany	Norway	Singapore	Italy
2000	2007	2004	2006	2008	2010	2004	2005

Stockholders' equity (Tables)	12 Months Ended
Dec. 31, 2011
Stockholders' equity [Tables] [Abstract]
Changes in number of shares of outstanding stock [Text Block]
Changes in the number of shares of the Company’s outstanding stock for the last three years were as follows:

	Common Stock	Treasury Stock	Shares Outstanding

Balance - December 31, 2007	232,341,726	(14,332,927)	218,008,799

Purchase of treasury stock	−	(6,968,363)	(6,968,363)
Stock issued under stock option and other employee benefit plans	−	1,877,170	1,877,170
Stock issued upon conversion of the 1.5% Convertible Debentures	3,975,147	−	3,975,147
Balance - December 31, 2008	236,316,873	(19,424,120)	216,892,753

Purchase of treasury stock	−	(935,178)	(935,178)
Stock issued related to NATCO acquisition	23,637,708	237,323	23,875,031
Stock issued under stock option and other employee benefit plans	−	1,668,217	1,668,217
Stock issued upon conversion of the 1.5% Convertible Debentures	3,156,891	−	3,156,891
Balance - December 31, 2009	263,111,472	(18,453,758)	244,657,714

Purchase of treasury stock	–	(3,176,705)	(3,176,705)
Stock issued under stock option and other employee benefit plans	–	2,432,821	2,432,821

Balance - December 31, 2010	263,111,472	(19,197,642)	243,913,830

Accumulated Other Elements of Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2010
Accumulated Other Elements of Comprehensive Income [Tables] [Abstract]
Components of accumulated other elements of comprehensive income (loss)
Accumulated other elements of comprehensive income comprised the following:

	December 31,
(dollars in millions)	2010	2009

Accumulated foreign currency translation gain	$31.5	$81.6
Prior service credits, net, related to the Company’s pension and postretirement benefit plans	4.3	3.1
Actuarial losses, net, related to the Company’s pension and postretirement benefit plans	(55.8)	(62.6)
Change in fair value of derivatives accounted for as cash flow hedges, net of tax and other 1	(7.1)	(12.6)

	$(27.1)	$9.5

1	Approximately $5.5 million (after tax) of accumulated other elements of comprehensive income is expected to be recognized as a reduction in earnings during 2011.

Business Segments (Tables)	12 Months Ended
Dec. 31, 2010
Business Segments [Tables] [Abstract]
Schedule of Segment Reporting Information, by Segment
Summary financial data by segment follows:

	Year Ended December 31, 2010
(dollars in millions)	DPS	V&M	PCS	Corporate & Other	Consolidated

Revenues	$3,718.3	$1,273.3	$1,143.2	$–	$6,134.8
Depreciation and amortization	$93.0	$42.4	$54.9	$11.3	$201.6
Interest income	$–	$–	$–	$(4.2)	$(4.2)
Interest expense	$–	$–	$–	$82.2	$82.2
Income (loss) before income taxes	$666.7	$188.0	$131.9	$(253.3)	$733.3
Capital expenditures	$104.6	$35.3	$19.7	$41.1	$200.7
Total assets	$3,570.1	$1,299.7	$1,750.8	$1,384.5	$8,005.1

	Year Ended December 31, 2009
(dollars in millions)	DPS1	V&M		PCS1	Corporate & Other		Consolidated

Revenues	$3,110.5		$1,194.7	$918.0	$	−	$5,223.2
Depreciation and amortization	$84.8		$36.2	$22.0		$13.6	$156.6
Interest income	$–	$	−	$–		$(5.9)	$(5.9)
Interest expense	$–	$	−	$–		$92.4	$92.4
Income (loss) before income taxes	$574.7		$211.3	$147.4		$(290.6)	$642.8
Capital expenditures	$171.8		$50.0	$14.9		$4.2	$240.9
Total assets	$3,345.0		$1,181.3	$1,837.8		$1,361.3	$7,725.4

	Year Ended December 31, 2008
(dollars in millions)	DPS1	V&M		PCS1	Corporate & Other		Consolidated

Revenues	$3,485.3		$1,473.2	$890.4	$	−	$5,848.9
Depreciation and amortization	$67.4		$32.2	$18.4		$14.1	$132.1
Interest income	$–	$	−	$–		$(27.3)	$(27.3)
Interest expense	$–	$	−	$–		$70.3	$70.3
Income (loss) before income taxes	$599.3		$301.4	$142.6		$(191.9)	$851.4
Capital expenditures	$162.8		$63.0	$25.4		$21.0	$272.2
Total assets	$2,865.9		$1,199.4	$627.3		$1,209.8	$5,902.4

Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area

Revenue by shipping location and long-lived assets by country were as follows:

	Year Ended December 31,
(dollars in millions)	2010	2009	2008

Revenues:
United States	$3,281.5	$2,551.3	$2,885.1
United Kingdom	1,041.0	663.4	765.8
Other foreign countries	1,812.3	2,008.5	2,198.0

Total revenues	$6,134.8	$5,223.2	$5,848.9

	December 31,
(dollars in millions)	2010	2009	2008

Long-lived assets:
United States	$1,896.6	$1,769.3	$1,034.9
United Kingdom	197.7	232.8	182.5
Other foreign countries	885.3	899.5	541.3

Total long-lived assets	$2,979.6	$2,901.6	$1,758.7

Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2010
Earnings Per Share [Tables] [Abstract]
Calculation of Basic and Diluted Earnings Per Share
 The calculation of basic and diluted earnings per share for each period presented was as follows:

	Year Ended December 31,
(amounts in millions, except per share data)	2010	2009	2008

Net income	$562.9	$475.5	$580.7

Average shares outstanding (basic)	243.1	221.4	217.5
Common stock equivalents	2.4	2.2	2.5
Incremental shares from assumed conversion of convertible debentures	2.0	1.4	8.6

Shares utilized in diluted earnings per share calculation	247.5	225.0	228.6

Earnings per share:
Basic	$2.32	$2.15	$2.67
Diluted	$2.27	$2.11	$2.54

Summary of Non-cash Operating, Investing and Financing Activities (Tables)	12 Months Ended
Dec. 31, 2010
Summary of Non-cash Operating, Investing and Financing Activities [Tables] [Abstract]
Effects on net assets of non-cash operating, investing and financing activities
    The effect on net assets of non-cash operating, investing and financing activities was as follows:

	Year Ended December 31,
(dollars in millions)	2010	2009

Net assets of NATCO acquired in exchange for Cameron common stock , excluding net cash acquired	$–	$954.1
NATCO purchase price allocation adjustment	$(16.9)	$–
Tax benefit of employee stock compensation plan transactions	$17.4	$9.7
Change in fair value of derivatives accounted for as cash flow hedges, net of tax	$(6.1)	$11.3
Actuarial gain (loss) and impact of plan amendments, net, related to defined benefit pension and postretirement benefit plans	$4.5	$(23.0)

Off-Balance Sheet Risk and Guarantees, Concentrations of Credit Risk and Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2010
Off-Balance Sheet Risk and Guarantees, Concentrations of Credit Risk and Fair Value of Financial Instruments [Tables] [Abstract]
Information relating to the contracts and the estimated fair values recorded in the Company's Consolidated Balance Sheets
Total gross volume bought (sold) by notional currency and maturity date on open derivative contracts at December 31, 2010 was as follows (in millions):

	Notional Amount - Swaps			Notional Amount - Buy			Notional Amount - Sell
	2011	2012	Total	2011	2012	Total	2011	2012	Total
FX Forward Contracts
Notional currency in:
EUR	–	–	–	37.9	–	37.9	(28.1)	–	(28.1)
GBP	–	–	–	1.4	–	1.4	(7.0)	–	(7.0)
MYR	–	–	–	12.9	–	12.9	–	–	–
NOK	–	–	–	18.6	–	18.6	–	–	–
SGD	–	–	–	4.0	–	4.0	–	–	–
USD	–	–	–	–	–	–	(42.6)	(0.3)	(42.9)

FX Options
USD	–	–	–	–	–	–	2.5	–	2.5

Interest Rate Swaps
USD	–	800.0	800.0	–	–	–	–	–	–

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value

The fair value of derivative financial instruments recorded in the Company’s Consolidated Balance Sheets at December 31, 2010 and 2009 was as follows (dollars in millions):

	2010		2009
	Assets	Liabilities	Assets	Liabilities

Derivatives designated as hedges:
Foreign exchange contracts –
Current	$0.7	$1.8	$1.2	$6.0
Non-current	–	–	–	0.4
Total derivatives designated as hedges	0.7	1.8	1.2	6.4

Derivatives not designated as hedges:
Foreign exchange contracts –
Current	1.4	–	1.7	0.1
Non-current	–	–	–	–

Interest Rate Swaps –
Current	–	–	–	–
Non-current	4.8	–	1.3	–

Total derivatives not designated as hedges	6.2	–	3.0	0.1

Total derivatives	$6.9	$1.8	$4.2	$6.5

Schedule of Derivative Instruments in Cash Flow Hedges, Gain (Loss) in Statement of Financial Performance
The effects of derivative financial instruments on the Company’s consolidated financial statements for the year ended December 31, 2010 and December 31, 2009 were as follows (dollars in millions):

Effective Portion						Ineffective Portion and Other
Derivatives in Cash Flow Hedging Relationships	Amount of Pre-Tax Gain (Loss) Recognized in OCI on Derivatives at December 31,		Location of Gain (Loss) Reclassified from Accumulated OCI into Income	Amount of Gain (Loss) Reclassified from Accumulated OCI into Income at December 31		Location of Gain (Loss) Recognized in Income on Derivatives	Amount of Gain (Loss) Recognized in Income on Derivatives at December 31,
	2010	2009		2010	2009		2010	2009
Foreign exchange contracts	$(9.0)	$17.9	Revenues	(4.9)	$(17.3)	Cost of goods sold-ineffective portion	$(0.7)	$2.8

			Cost of goods sold	(11.8)	(8.4)

			Depreciation expense	(0.1)	(0.1)

Total	$(9.0)	$17.9		$(16.8)	$(25.8)		$(0.7)	$2.8

Unaudited Quarterly Operating Results (Tables)	12 Months Ended
Dec. 31, 2010
Unaudited Quarterly Operating Results [Tables] [Abstract]
Unaudited quarterly operating results
Unaudited quarterly operating results were as follows:

	2010 (quarter ended)
(dollars in millions, except per share data)	March 31,	June 30,	September 30,	December 31,

Revenues	$1,346.7	$1,452.7	$1,527.1	$1,808.3
Revenues less cost of sales (exclusive of depreciation and amortization)	$432.6	$468.0	$478.4	$543.4
Other costs	$10.3	$18.4	$10.4	$8.1
Net income	$120.4	$129.2	$148.7	$164.6
Earnings per share:
Basic	$0.49	$0.53	$0.61	$0.68
Diluted	$0.48	$0.52	$0.61	$0.66

	2009 (quarter ended)
(dollars in millions, except per share data)	March 31,	June 30,	September 30,	December 31,

Revenues	$1,257.0	$1,270.0	$1,231.8	$1,464.4
Revenues less cost of sales (exclusive of depreciation and amortization)	$413.3	$429.3	$403.8	$436.7
Other costs	$22.3	$10.9	$5.8	$42.6
Net income	$114.6	$138.6	$125.0	$97.3
Earnings per share:
Basic	$0.53	$0.64	$0.57	$0.42
Diluted	$0.52	$0.62	$0.56	$0.41

Valuation and Qualifying Accounts and Reserves (Tables)	12 Months Ended
Dec. 31, 2010
Valuation and Qualifying Accounts and Reserves [Tables] [Abstract]
Valuation and Qualifying Accounts
Schedule II - Valuation and Qualifying Accounts
(dollars in millions)

		Additions
	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions (a)	Translation	Balance at end of period

YEAR ENDED DECEMBER 31, 2010:
Allowance for doubtful accounts	$15.8	$(0.4)	$0.8	$(1.5)	$(0.7)	$14.0
Allowance for obsolete and excess inventory	$58.9	$15.0	$3.9	$(9.2)	$(0.6)	$68.0
YEAR ENDED DECEMBER 31, 2009:
Allowance for doubtful accounts	$9.6	$4.6	$4.8	$(3.8)	$0.6	$15.8
Allowance for obsolete and excess inventory	$49.6	$15.2	$(0.3)	$(7.3)	$1.7	$58.9
YEAR ENDED DECEMBER 31, 2008:
Allowance for doubtful accounts	$8.2	$5.2	$(0.8)	$(2.5)	$(0.5)	$9.6
Allowance for obsolete and excess inventory	$50.0	$7.9	$3.8	$(7.5)	$(4.6)	$49.6
___________
(a)	Write-offs of uncollectible receivables, deductions for collections of previously reserved receivables and write-offs of obsolete inventory.

Summary of Major Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Summary of Major Accounting Policies [Details] [Abstract]
Minimum percentage of investments in affiliated companies accounted for using the equity method (in hundredths)	20.00%
Maximum percentage of investments in affiliated companies accounted for using the equity method (in hundredths)	50.00%
Percentage of revenue recognized under the accounting rules for construction-type and production-type contracts (in hundredths)	36.00%	28.00%	28.00%
Percentage of inventories carried on the LIFO method (in hundredths)	46.00%	48.00%
Finite-Lived Intangible Assets, Useful Life, Minimum (in years)	5
Finite-Lived Intangible Assets, Useful Life, Maximum (in years)	20
Property, Plant and Equipment [Line Items]
Foreign currency transactions gain (loss)	$ 11.9	$ (19.4)	$ (0.3)
Buildings and leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life, minimum (in years)	10
Estimated useful life, maximum (in years)	40
Machinery, equipment and tooling [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life, minimum (in years)	3
Estimated useful life, maximum (in years)	18
Office furniture, software and other [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life, minimum (in years)	3
Estimated useful life, maximum (in years)	10

Acquisitions (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Business Acquisition Natco Group Inc [Member]
Business acquisition [Line Items]
Percentage of company acquired (in hundredths)		100.00%
Business Acquisition, Effective Date of Acquisition		2009-11-18
Other acquisitions [Member]
Business acquisition [Line Items]
Business acquisitions completed during the period, number (in number of acquisitions)	2	2	7
Cash purchase price for company's acquired	$ 40.9	$ 23.2	$ 191.7
Business Combination, Reason for Business Combination	to enhance the company's product offerings in the DPS and V&M segments	to enhance the company's product offerings or aftermarket services in the DPS and V&M segments	to enhance the company's product offerings and to strengthen the Company's ability to deliver a broad range of solutions to its customters
Preliminary goodwill	23.8	9.8	72.6
Remaining percentage of company available to be purchased (in hundredths)	49.00%
Preliminary goodwill deductible for income tax purposes		3.3
Adjusted preliminary purchase price [Line Items]
Goodwill	23.8	9.8	72.6
NATCO Group preliminary fair value allocations 12/31/2009 [Member]
Business acquisition [Line Items]
Preliminary goodwill	742.9	731.4
Adjusted preliminary purchase price [Line Items]
Cash	34.4	34.4
Accounts Receivable	145.5	157
Inventory	132.9	57.9
Other Current Assets	22	13.1
Property, Plant and equipment	105.4	103.7
Goodwill	742.9	731.4
Intangibles	153.1	147.9
Other-non-current assets	3.4	25.7
Accounts payable and accrued liabilities	(287.9)	(203)
Deferred taxes liabilities	(55.8)	(56.2)
Other non-current liabilities	(24.3)	(23.4)
Total estimated purchase price	$ 971.6	$ 988.5

Other Costs (Details) (USD $) In Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Other Costs [Details] [Abstract]
Employee severance									$ 8.8	$ 61
NATCO integration costs									22	0
Deepwater Horizon legal costs									12.5	0
Acquisition and restructuring costs									3.9	20.6
Total other costs	$ 8.1	$ 10.4	$ 18.4	$ 10.3	$ 42.6	$ 5.8	$ 10.9	$ 22.3	$ 47.2	$ 81.6	$ 0

Receivables (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Receivables [Details] [Abstract]
Trade Receivables	$ 991.2	$ 907.1
Other Receivables	78.9	67.7
Allowance for doubtful accounts	(14)	(15.8)
Total Receivables	$ 1,056.1	$ 959

Inventories (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Inventories [Details] [Abstract]
Raw materials	$ 166.5	$ 168.6
Work-in-process	575.9	484
Finished goods, including parts and subassemblies	1,190.5	1,167.8
Other	12.1	11.5
Gross Inventories	1,945	1,831.9
Excess of current standard costs over LIFO costs	(97.7)	(108.8)
Allowance for obsolete and excess inventory	(68)	(58.9)
Gross Inventories	$ 1,779.3	$ 1,664.2

Plant and Equipment, Goodwill and Other Assets (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Plant and equipment [Line Item]
Gross plant and equipment	$ 2,285.9	$ 2,107.4
Accumulated depreciation	(1,038.1)	(915)
Total plant and equipment, net	1,247.8	1,192.4
Goodwill [Roll Forward]
Balance at beginning of year	1,441.6
Current year acquisitions	23.8
Changes primarily associated with adjustments to prior year acquisitions - related to finalization of purchase price allocations	13.4
Translation and other	(3)
Balance at end of year	1,475.8
Other Assets, Noncurrent [Abstract]
Deferred income taxes	41.2	35.4
Other intangibles, Gross [Abstract]
Customer lists	118	115
Patents and technology	102.3	100.4
Trademarks	53.2	51.2
Noncompete agreements, engineering drawings and other	82.6	70.1
Accumulated amortization	(100.1)	(69.1)
Other assets non current	51.4	74.2
Total other assets	348.6	377.2
Amortization expense expected for capitalized software and other amortizable intangibles to be recorded in 2011	29.3
Amortization expense expected for capitalized software and other amortizable intangibles to be recorded in 2012	24.5
Amortization expense expected for capitalized software and other amortizable intangibles to be recorded in 2013	22.1
Amortization expense expected for capitalized software and other amortizable intangibles to be recorded in 2014	21.5
Amortization expense expected for capitalized software and other amortizable intangibles to be recorded in 2015	19.2
Land and land improvements [Member]
Plant and equipment [Line Item]
Gross plant and equipment	73.8	60.9
Buildings [Member]
Plant and equipment [Line Item]
Gross plant and equipment	493.4	477.9
Machinery and equipment [Member]
Plant and equipment [Line Item]
Gross plant and equipment	1,040.9	988.5
Tooling, dies, patterns, etc. [Member]
Plant and equipment [Line Item]
Gross plant and equipment	148.3	127.3
Office furniture & equipment [Member]
Plant and equipment [Line Item]
Gross plant and equipment	140	107.9
Capitalized software [Member]
Plant and equipment [Line Item]
Gross plant and equipment	156.1	178.4
Assets under capital leases [Member]
Plant and equipment [Line Item]
Gross plant and equipment	46.2	29.7
Construction in progress [Member]
Plant and equipment [Line Item]
Gross plant and equipment	145	110
All other [Member]
Plant and equipment [Line Item]
Gross plant and equipment	42.2	26.8
DPS [Member]
Goodwill [Roll Forward]
Balance at beginning of year	288.6
Current year acquisitions	9.1
Changes primarily associated with adjustments to prior year acquisitions - related to finalization of purchase price allocations	15.6
Translation and other	(6.9)
Balance at end of year	306.4
V&M [Member]
Goodwill [Roll Forward]
Balance at beginning of year	297.3
Current year acquisitions	14.7
Changes primarily associated with adjustments to prior year acquisitions - related to finalization of purchase price allocations	10.6
Translation and other	0.2
Balance at end of year	322.8
Process and Compression Systems (PCS) [Member]
Goodwill [Roll Forward]
Balance at beginning of year	855.7
Current year acquisitions	0
Changes primarily associated with adjustments to prior year acquisitions - related to finalization of purchase price allocations	(12.8)
Translation and other	3.7
Balance at end of year	$ 846.6

Accounts Payable and Accrued Liabilities (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Accounts Payable and Accrued Liabilities [Details] [Abstract]
Trade Accounts Payable and Accruals	$ 571.3	$ 549.7
Salaries, wages and related fringe benefits	190.2	228.3
Advances from customers	827.2	1,052
Deferred Revenue	36.1	48.5
Sales-related costs and provisions	90.2	70.5
Payroll and other taxes	67.4	58.5
Fair market value of derivatives	1.8	6.1
Other	186.1	149
Total accounts payable and accrued liabilities	2,016	2,208.2
Net Warranty Provisions	39
Acquisitions	0.5
Charges againstaccrual	(38.3)
Translation and Other	(1.1)
Product warranty accrual	$ 45.7	$ 45.6

Employee Benefit Plans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended									12 Months Ended				12 Months Ended			12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2010 Pension Benefits [Member] Domestic plans [Member]	Dec. 31, 2009 Pension Benefits [Member] Domestic plans [Member]	Dec. 31, 2010 Pension Benefits [Member] Foreign plans [Member]	Dec. 31, 2009 Pension Benefits [Member] Foreign plans [Member]	Dec. 31, 2010 Pension Benefits [Member] US Unfunded Plans [Member]	Dec. 31, 2010 Pension Benefits [Member] Foreign Funded Plans [Member]	Dec. 31, 2010 Pension Benefits [Member]	Dec. 31, 2009 Pension Benefits [Member]	Dec. 31, 2008 Pension Benefits [Member]	Dec. 31, 2011 Pension Benefits [Member]	Dec. 31, 2010 Postretirement Benefits [Member] Domestic plans [Member]	Dec. 31, 2009 Postretirement Benefits [Member] Domestic plans [Member]	Dec. 31, 2010 Postretirement Benefits [Member] US Unfunded Plans [Member]	Dec. 31, 2011 Postretirement Benefits [Member]	Dec. 31, 2010 Postretirement Benefits [Member]	Dec. 31, 2009 Postretirement Benefits [Member]	Dec. 31, 2008 Postretirement Benefits [Member]	Dec. 31, 2010 U.K. plan [Member]	Dec. 31, 2009 U.K. plan [Member]	Dec. 31, 2010 Fair value based on quoted prices in active markets for identical assets (Level 1) [Member]	Dec. 31, 2010 Fair value based on quoted prices in active markets for identical assets (Level 1) [Member] Cash and cash equivalents [Member]	Dec. 31, 2010 Fair value based on quoted prices in active markets for identical assets (Level 1) [Member] Equity securities [Member] Non-US Equities [Member]	Dec. 31, 2010 Fair value based on significant other observable inputs (Level 2) [Member]	Dec. 31, 2010 Fair value based on significant other observable inputs (Level 2) [Member] Equity securities [Member] US Equities [Member]	Dec. 31, 2010 Fair value based on significant other observable inputs (Level 2) [Member] Equity securities [Member] Non-US Equities [Member]	Dec. 31, 2010 Fair value based on significant other observable inputs (Level 2) [Member] Bonds [Member] Non-US Government Bonds [Member]	Dec. 31, 2010 Fair value based on significant other observable inputs (Level 2) [Member] Bonds [Member] Non-US Corporate Bonds [Member]	Dec. 31, 2010 Fair value based on significant unobservable inputs (Level 3) [Member]	Dec. 31, 2010 Fair value based on significant unobservable inputs (Level 3) [Member] Alternative Investments [Member] Insurance contracts [Member]	Dec. 31, 2010 Fair value based on significant unobservable inputs (Level 3) [Member] Alternative Investments [Member] Real Estate and Other [Member]	Dec. 31, 2010 Cash and cash equivalents [Member]	Dec. 31, 2010 Equity securities [Member] US Equities [Member]	Dec. 31, 2010 Equity securities [Member] Real Estate and Other [Member]	Dec. 31, 2010 Bonds [Member] Non-US Government Bonds [Member]	Dec. 31, 2010 Bonds [Member] Non-US Corporate Bonds [Member]	Dec. 31, 2010 Alternative Investments [Member] Insurance contracts [Member]	Dec. 31, 2010 Alternative Investments [Member] Real Estate and Other [Member]
Employee Benefit Plans [Details] [Abstract]
Pre-tax settlement loss related to pension plan termination	$ 0	$ 0	$ 26.2
Remaining plan assets after the final distribution			5.1
Defined Benefit Plan Disclosure [Line Items]
Service cost										2.9	2.7	3.9						0	0	0
Interest cost										15.1	14.1	20.3						0.9	0.5	1.1
Expected return on plan assets										(15.8)	(13.3)	(22.1)						0	0	0
Amortization of prior service cost (credit)										0	0	0						(0.9)	(0.9)	(0.4)
Amortization of losses (gains)										6.7	5.7	9.3						(1.2)	(1.9)	(1.5)
Net benefit plan expense (income) before settlement loss and curtailment gain										8.9	9.2	11.4						(1.2)	(2.3)	(0.8)
Settlement loss										0	0.3	26.2						0	0	0
Total contributions to the assets of various defined benefit pension plans										9.4
Expected contributions to plan assets for the next fiscal year										9
Total net benefit plan expense (income)										8.9	9.5	37.6						(1.2)	(2.3)	(0.8)
Net benefit plan expense (Income): [Abstract]
U.S. plans										0.2	0.4	29.7						(1.2)	(2.3)	(0.8)
Foreign plans										8.7	9.1	7.9						0	0	0
Total net benefit plan expense (income)										8.9	9.5	37.6						(1.2)	(2.3)	(0.8)
Defined Benefit Plan, Accumulated Other Comprehensive Income [Abstract]
Prior service (cost) credit before tax																	(1.3)	6.9	4.9
Actuarial (losses) gains before tax										(84.6)	(97.1)		5.6				(0.9)	9	11.4
Prior service (cost) credit after tax																		4.3	3.1
Actuarial (losses) gains after tax										(61.4)	(69.8)							5.6	7.2
Total benefits included in accumulated other comprehensive income, before tax	(68.7)	(80.8)
Total benefits included in accumulated other comprehensive income, after tax	(51.5)	(59.5)
Total expected amortization from accumulated other comprehensive income for the year ended December 31, 2011																	3.4
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year										274.5	221.3						15.6	18.3	9
Service cost										2.9	2.7	3.9						0	0	0
Interest cost										15.1	14.1	20.3						0.9	0.5	1.1
Plan participants' contributions										0.9	0.9							0	0
Actuarial losses (gains)										5.8	30.7							1.2	4.8
Exchange rate changes										(8.5)	21.2							0	0
Benefits and expense paid from plan assets										(8.3)	(16.4)							0	0
Benefits paid directly by the Company										0	0							(1.9)	(1.6)
Plan amendments										0	0							(2.9)	0
Acquisitions										0	0							0	5.6
Benefit obligation at end of year										282.4	274.5	221.3						15.6	18.3	9
Benefit obligation at end of year - U.S. plans										3.3	3							15.6	18.3
Benefit obligation at end of year - Foreign plans										279.1	271.5							0	0
Total accumulated benefit obligation for defined benefit pension plans	244.6	239.2																15.6	18.3
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Actual return on plan assets										24.4	23.5							0	0
Company contributions										9.4	25.5							1.9	1.6
Plan participants' contributions										0.9	0.9							0	0
Exchange rate changes										(7.3)	18.7							0	0
Excess assets remitted to plan sponsor										0	(5.1)							0	0
Benefits and expenses paid from plan assets										(8.3)	(16.4)							(1.9)	(1.6)
Fair value of plan assets at end of year - U.S. plans										0	0							0	0
Fair value of plan assets at end of year - Foreign plans										261.3	242.2							0	0
Defined Benefit Plan, Funded Status [Abstract]
Funded status at end of year - Current										(0.2)	(0.2)							(2.2)	(1.9)
Funded status at end of year - Non-current										(20.9)	(32.1)							(13.4)	(16.4)
Approximate percentage of total plan assets in the United Kingdom (in hundredths)	97.00%
Defined Benefit Plans, Asset Investment Allocations [Abstract]
Equity securities (in hundredths)																					54.00%	56.00%
Fixed income debt securities, cash and other (in hundredths)																					46.00%	44.00%
Future target allocation for equities in the U.K. plan (in hundredths)																					54.00%
Future target allocation for fixed income debt securities in the U.K. plan (in hundredths)																					40.00%
Future target allocation for real estate and other in the U.K. plan (in hundredths)																					6.00%
Total contributions to the assets of various defined benefit pension plans										9.4
Expected contributions to plan assets for the next fiscal year										9
Defined Benefit Plan Fair Value Disclosure By Asset Category [Line Items]
Fair value of plan assets	261.3									261.3	242.2	195.1											47.5	10.2	37.3	195.5	52.7	47.4	21	74.4	18.3	7.3	11	10.2	52.7	84.7	21	74.4	7.3	11
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of the year	9.3
Purchases/Sales, net	10.6
Actual return on plan assets	1.3
Reclassification of plan assets to Level 2	(2.1)
Currency impact										(7.3)	18.7							0	0
Balance at end of the year	18.3	9.3
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate, lower range (in hundredths)				5.03%	5.08%	5.50%	5.75%							5.03%	4.88%
Discount rate, higher range (in hundredths)				5.03%	6.52%	5.75%	6.52%								6.52%
Expected return on plan assets (in hundredths)				0.00%	5.25%	6.75%	6.75%							0.00%	0.00%
Expected return on plan assets, lower range (in hundredths)						5.50%	5.50%
Health care cost trend rate (in hundredths)	9.00%				0.00%									9.00%
Measurement date				2010-01-01	2009-01-01	2009-12-31	2009-01-01
Rate of compensation increase, lower range (in hundredths)						3.00%	3.00%
Rate of compensation increase, higher range (in hundredths)						4.50%	4.50%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate (in hundredths)				4.10%	5.03%	5.50%								4.10%	5.03%
Discount rate, lower range (in hundredths)							5.50%
Discount rate, higher range (in hundredths)							5.75%
Health care cost trend rate (in hundredths)	9.00%				0.00%									9.00%
Measurement date				2010-12-31	2010-01-01	2010-12-31	2009-12-31
Rate of compensation increase, lower range (in hundredths)						3.00%	3.00%
Rate of compensation increase, higher range (in hundredths)						4.50%	4.50%
Ultimate health care cost trend rate (in hundredths)	5.00%
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets [Abstract]
Defined benefit plan pension plans with accumulated benefit obligations in excess of plan assets aggregate accumulated benefit obligation	18.3	18.5
Defined benefit plans with accumulated benefit obligations in excess of plan assets aggregate fair value of plan assets	9.8	9.3
Defined benefit plan pension plans with Accumulated Benefit Obligations In Excess Of Plan Assets Aggregate Projected Benefit Obligation	282.4	274.5
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Year ended December 31, 2011								0.2	8.3							2.3
Year ended December 31, 2012								0.2	8.5							2.1
Year ended December 31, 2013								0.2	8.8							1.9
Year ended December 31, 2014								0.2	9							1.7
Year ended December 31, 2015								0.3	9.2							1.6
Year ended December 31, 2016 - 2020								1.2	50.2							5.7
Percentage of defined pay the Company contributes on behalf of each eligible employee's retirement plan account (in hundredths)	3.00%
Vesting period for the company's retirement contributions	three years
Matching contribution percentage each employee is eligible to receive (of the first 6% of pay contributed) (in hundredths)	100.00%
Percentage of employee contribution eligible for the company's matching contribution (in hundredths)	6.00%
Expense under the Retirement Savings Plan	25.9	20.6	19.6
Expense with respect to various defined contribution and government-mandated plans	$ 41.9	$ 34.3	$ 33.8

Stock-Based Compensation Plans (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Stock-Based Compensation Plans [Details] [Abstract]
Number of equity compensation plans with outstanding grants	nine equity compensation plans
Number of equity compensation plans currently available for future grants	one
Recognized stock-based compensation expense [Abstract]
Outstanding restricted and deferred stock unit and award grants	$ 26	$ 18.5	$ 20.1
Unvested outstanding stock option grants	8.5	9.2	15.5
Total stock-based compensation expense	34.5	27.7	35.6
Recognized tax benefit	12.7	10.2	13.2
Terms of options granted under the 2005 EQIP plan	seven or ten years
The incremental portion of options that vest annually on the anniversary date of grant	one-third increments each year
Summary of option activity [Rollforward]
Outstanding at beginning of period (in shares)	7,799,988
Granted (in shares)	1,424,150
Exercised (in shares)	(2,824,395)
Forfeited (in shares)	(107,218)
Expired (in shares)	(39,407)
Outstanding at end of period (in shares)	6,253,118	7,799,988
Vested or expected to vest at end of period (in shares)	6,231,066
Exercisable at end of period (in shares)	3,767,345
Option activity , additional disclosures [Abstract]
Weighted average exercise price at beginning of period (in dollars per share)	$ 29.35
Weighted average exercise price granted (in dollars per share)	$ 42.81
Weighted average exercise price per exercised (in dollars per share)	$ 24.01
Weighted average exercise price forfeited (in dollars per share)	$ 32.85
Weighted average exercise price expired (in dollars per share)	$ 36.69
Weighted average exercise price outstanding at end of period (in dollars per share)	$ 34.72	$ 29.35
Weighted average exercise price vested or expected to vest at end of period (in dollars per share)	$ 34.7
Weighted average exercise price exercisable at end of period (in dollars per share)	$ 32.64
Weighted average remaining contractual term outstanding at end of period (in years)	5.3
Weighted average remaining contractual term vested or expected to vest at end of period (in years)	5.29
Weighted average remaining contractual term exercisable at end of period (In years)	3.58
Aggregate intrinsic value outstanding at end of period	100.1
Aggregate intrinsic value vested or expected to vest at end of period	99.9
Aggregate intrinsic value exercisable at end of period	68.2
Unrecognized share-based compensation cost related to stock options [Abstract]
Unrecognized stock-based compensation expense under the straight-line method (dollars in millions)	19.5
Weighted-average recognition period (in years)	2.15
Fair values and weighted-average assumptions used to value options [Abstract]
Expected life (in years)	2.5	2.4	3.3
Risk-free interest rate (in hundredths)	0.46%	1.10%	1.70%
Volatility (in hundredths)	43.80%	32.00%	36.80%
Expected dividend yield (in hundredths)	0.00%	0.00%	0.00%
Grant-date fair value (in dollars per share)	$ 11.78	$ 8.1	$ 6.31
Intrinsic value of options exercised (dollars in millions)	63.4	23.5	59.9
Average intrinsic value options exercised (in dollars per share)	$ 22.46	$ 19.26	$ 35.08
Number of granted restricted stock units that satisfied performance-based conditions (in shares)	211,804		72,634
The percentage of restricted units granted to officers and key employees that vest after three years	three-year 100%
The annual value of deferred stock units available for grants to non-employee directors	0.25
The incremental portion of deferred stock units that vest quarterly over the year following the date of grant	one-fourth increments quarterly
The period of time after the date of grant during which deferred stock units cannot be converted into common stock	three years
Restricted stock units and awards activity [Roll Forward]
Nonvested shares, beginning of period (in shares)	1,912,087
Shares granted (in shares)	806,041	616,904	639,799
Shares Vested (in shares)	(701,187)
Shares forfeited (in shares)	(75,542)
Nonvested shares, end of period (in shares)	1,941,399	1,912,087
Restricted stock units and awards, additional disclosures [Abstract]
Weighted average grant date fair value, outstanding, beginning of period (in dollars per share)	$ 31.56
Weighted average grant date fair value, granted (in dollars per share)	$ 41.81	$ 25.44	$ 36.4
Weighted average grant date fair value, vested (in dollars per share)	$ 41.72
Weighted average grant date fair value, forfeited (in dollars per share)	$ 35.92
Weighted average grant date fair value, outstanding at end of period (in dollars per share)	$ 35.02	$ 31.56
Unrecognized share-based compensation cost related to restricted stock units and awards [Abstract]
Unrecognized stock-based compensation expense under the straight-line method (dollars in millions)	27.4
Weighted-average recognition period (in years)	1.61
Intrinsic Value Of Stock Units Vested During The Period	$ 29.2	$ 11	$ 19.3
Restricted stock units granted (post-split) (in shares)	806,041	616,904	639,799
Weighted-average grant date fair value per share, restricted stock units granted (post-split) (per share)	$ 41.81	$ 25.44	$ 36.4
Shares reserved for future grants of option, deferred stock units, restricted stock units and other awards (in shares)	6,368,733

Debt (Details) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006
Debt Instrument [Line Items]
Principal Outstanding, Net of unamortized discount	$ 1,292,800,000	$ 1,254,500,000
Current Maturities	519,900,000	22,200,000
Long-Term Portion	772,900,000	1,232,300,000	1,218,600,000	682,400,000	662,200,000
Senior Notes and Convertible Debentures [Line Items]
Issued amount (Senior Notes)	0	0	747,900,000
Line of credit facility [Line Items]
Conversion rate for common stock per $1,000 principal amount	28.2656
Principal amount of each convertible debenture	1,000
Per share conversion rate	35.38
Common stock sales price threshold (in hundredths)	130.00%
Minimum number of consecutive trading days in a period the closing price of common stock must meet a specified threshold to trigger conversion price (in days)	20
Number of consecutive trading days ending on the last trading day of the preceding quarter for the common stock sale price to reach a specified threshold to trigger conversion price	30
Number of business days, after consecutive trading days of meeting the debenture price threshold, during which the debentures can be converted into common stock (in days)	5
Number of consecutive trading days during which the trading price per debenture for each day of the period must meet the specified threshold to trigger conversion price (in days)	5
Trading price per debenture threshold (in hundredths)	97.00%
Registration statement filing date	Aug 14, 2006
Liquidated damage payment if registration statement ceases to be effective (in hundredths)	0.50%
Periodic liquidated damage payments, frequency	semi annually
Number of shares the company could have been required to issue if the Convertible Debentures were convertible (in shares)	4.3
Closing price of the company's common stock (in dollars per share)	$ 50.73
Estimated market borrowing rate for bifurcation of the debt component of convertible debentures (in hundredths)	5.90%
Estimated market borrowing rate for bifurcation of the equity component of convertible debentures (in hundredths)	4.85%
Amount of bifurcation of convertible debentures included in capital in excess of par value	65,800,000
Date at which the convertible debt discount will be fully amortized	2011-06-15
Amortization of discount on convertible debentures	15,900,000	15,800,000	20,600,000
Other debt, weighted average interest rate (in hundredths)	5.80%	12.90%
Future maturities, 2011	513,800,000
Future maturities, 2012	16,800,000
Future maturities, thereafter	748,200,000
Interest paid	73,000,000	82,000,000	47,400,000
Senior Notes [Member]
Debt Instrument [Line Items]
Principal Outstanding, Net of unamortized discount	748,200,000	748,100,000
Unamortized Discount	1,800,000	1,900,000
Line of credit facility [Line Items]
Unamortized Discount	1,800,000	1,900,000
Convertible Debentures [Member]
Debt Instrument [Line Items]
Principal Outstanding, Net of unamortized discount	493,100,000	477,200,000
Unamortized Discount	6,900,000	22,800,000
Line of credit facility [Line Items]
Unamortized Discount	6,900,000	22,800,000
Other Long Term Debt [Member]
Debt Instrument [Line Items]
Principal Outstanding, Net of unamortized discount	37,500,000	16,800,000
Obligations Under Capital Leases [Member]
Debt Instrument [Line Items]
Principal Outstanding, Net of unamortized discount	14,000,000	12,400,000
Senior 2018 Notes [Member]
Senior Notes and Convertible Debentures [Line Items]
Issuance date	2008-06-26
Issued amount (Senior Notes)	450,000,000
Interest rate (in hundredths)	6.38%
Maturity date	Jul 15, 2018
Debt instrument, date of first required payment	January 15
Debt Instrument, day in year for first semi-annual interest payment	July 15
Debt Instrument, day in year for first semi-annual interest payment	2009-01-15
Percentage of principal amount under a change of control repurchase event (in hundredths)	101.00%
Line of credit facility [Line Items]
Maturity date	Jul 15, 2018
Senior 2038 Notes [Member]
Senior Notes and Convertible Debentures [Line Items]
Issuance date	2008-06-26
Issued amount (Senior Notes)	300,000,000
Interest rate (in hundredths)	7.00%
Maturity date	Jul 15, 2038
Debt instrument, date of first required payment	January 15
Debt Instrument, day in year for first semi-annual interest payment	July 15
Debt Instrument, day in year for first semi-annual interest payment	2009-01-15
Percentage of principal amount under a change of control repurchase event (in hundredths)	101.00%
Line of credit facility [Line Items]
Maturity date	Jul 15, 2038
Senior convertible 2.5% debentures [Member]
Senior Notes and Convertible Debentures [Line Items]
Issuance date	2006-05-23
Issued amount (Convertible debt)	500,000,000
Term, years	20
Interest rate (in hundredths)	2.50%
Maturity date	Jun 15, 2026
Debt instrument, date of first required payment	June 15
Debt Instrument, day in year for first semi-annual interest payment	December 15
Debt Instrument, day in year for first semi-annual interest payment	2006-12-15
Periodic interest payments, frequency	semi-annually
Line of credit facility [Line Items]
Maturity date	Jun 15, 2026
Senior convertible 1.5% debentures [Member]
Senior Notes and Convertible Debentures [Line Items]
Interest rate (in hundredths)	1.50%
Revolving credit facility [Member]
Line of credit facility [Line Items]
Revolving credit facility, initiation date	2010-10-15
Revolving letter of credit facility amount	250,000,000
Term of revolving letter of credit facility (in years)	3
General term of standby letters of credit (in years)	2
Issued letters of credit under revolving credit facility	177,300,000
Remaining capacity under revolving credit facility	72,700,000
Line of Credit [Member]
Line of credit facility [Line Items]
Revolving credit facility, initiation date	2008-04-14
Revolving letter of credit facility amount	585,000,000
Issued letters of credit under revolving credit facility	25,400,000
Remaining capacity under revolving credit facility	$ 559,600,000
Line of credit facility, expiration date	2013-04-14
Line of credit facility, interest rate description (in hundreds)	(LIBOR) plus 0.0040
Additional basis points for excessive credit exposure (in hundreds)	0.10%
Total debt to capitalization ratio (in hundreds)	0.6

Leases (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Leases [Details] [Abstract]
Rental expenses	$ 67.5	$ 57.4	$ 49.6
Future minimum lease payments with respect to capital leases [Abstract]
2011	6.3
2012	4.3
2013	2.5
2014	1.4
2015	0.1
Thereafter	0
Future minimum lease payments	14.6
Less: amount representing interest	0.6
Lease obligations at December 31, 2010	14
Future minimum lease payments with respect to operating leases [Abstract]
2011	43.1
2012	37.2
2013	31.9
2014	25.2
2015	22.1
Thereafter	58.9
Lease obligations - operating lease payments	218.4
Lease obligations at December 31, 2010	$ 218.4

Income Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income before income taxes: [Abstract]
U.S. operations	$ 365.9	$ 223.9	$ 334.2
Foreign operations	367.4	418.9	517.2
Income before income taxes	733.3	642.8	851.4
Current: [Abstract]
U.S. federal	102.5	83.5	142.3
U.S. state and local	8.7	3.4	0.7
Foreign	83.1	119.4	139.3
Total Current Income Taxes	194.3	206.3	282.3
Deferred: [Abstract]
U.S. Federal	(25.8)	(33.3)	(25.2)
U.S. state and local	0.9	(0.3)	3
Foreign	1	(5.4)	10.6
Total Deferred Income Taxes	(23.9)	(39)	(11.6)
Income tax provision	170.4	167.3	270.7
U.S. federal statutory tax rate reconciliation [Abstract]
U.S. federal statutory rate (in hundredths)	35.00%	35.00%	35.00%
State and local income taxes (in hundredths)	1.02%	0.38%	0.67%
Foreign statutory rate differential (in hundredths)	(9.62%)	(7.26%)	(4.86%)
Change in valuation allowance on deferred tax assets (in hundredths)	6.76%	1.99%	0.71%
Nondeductible expenses (in hundredths)	1.64%	1.54%	0.59%
Net U.S. tax on foreign source income (in hundredths)	(9.52%)	(5.00%)	0.58%
All other (in hundredths)	(2.05%)	(0.62%)	(0.89%)
Total (in hundredths)	23.23%	26.03%	31.80%
Total income taxes paid	198.2	231.2	159.7
Deferred tax liabilities [Abstract]
Plant and equipment	(70.1)	(71.7)
Inventory	(14)	(39.5)
Convertible debentures	(2.5)	(8.2)
Intangible assets	(79)	(82.4)
Other	(10.1)	(22.9)
Total deferred tax liabilities	(175.7)	(224.7)
Deferred Tax Assets: [Abstract]
Postretirement benefits other than pensions	10.3	12.3
Reserves and accruals	60.7	98.9
Net operating losses and tax credits	153.7	102.5
Pensions	16.1	20.1
Other	21	12.2
Total Deferred Tax Assets	261.8	246
Valuation allowance	(96.2)	(46.1)
Net deferred tax liabilities	(10.1)	(24.8)
Reconciliation of Unrecognized Tax Benefits [Roll Forward]
Balance at beginning of year	60.4	46.6	47.3
Increases due to tax positions taken prior to the fiscal year	1	26.1	0.2
Increases due to tax positions taken during the fiscal year	5.2	12.7	3.8
Decreases relating to settlements with tax authorities	(0.3)	(27.6)	(3.2)
Decreases resulting from the lapse of applicable statutes of limitation	(0.2)	(1.4)	(1.5)
Net increase due to translation and interest	2.3	4	0
Balance at end of year	68.4	60.4	46.6
Valuation Allowance [Line Items]
Valuation Allowance, Deferred Tax Asset, Change in Amount	96.2	46.1
Tax benefit associated with certain stock benefit plan transactions	17.4	9.7	22.6
Unremitted foreign subsidiary earnings considered permanently reinvested	4,700
Tax holiday benefit in Singapore and Malaysia jurisdictions	9.5
United States [Member]
Income Tax Examination [Line Items]
Earliest years remaining open to examinations	2000
United Kingdom [Member]
Income Tax Examination [Line Items]
Earliest years remaining open to examinations	2007
Canada [Member]
Income Tax Examination [Line Items]
Earliest years remaining open to examinations	2004
France [Member]
Income Tax Examination [Line Items]
Earliest years remaining open to examinations	2006
Germany [Member]
Income Tax Examination [Line Items]
Earliest years remaining open to examinations	2008
Norway [Member]
Income Tax Examination [Line Items]
Earliest years remaining open to examinations	2010
Singapore [Member]
Income Tax Examination [Line Items]
Earliest years remaining open to examinations	2004
Italy [Member]
Income Tax Examination [Line Items]
Earliest years remaining open to examinations	2005
Income tax expense [Member]
Valuation Allowance [Line Items]
Valuation Allowance, Deferred Tax Asset, Change in Amount	49.6	12.9	(7.1)
Goodwill [Member]
Valuation Allowance [Line Items]
Valuation Allowance, Deferred Tax Asset, Change in Amount			(7.6)
Translation Adjustment [Member]
Valuation Allowance [Line Items]
Valuation Allowance, Deferred Tax Asset, Change in Amount	$ 0.5	$ 4.5	$ (4.6)

Stockholders' equity (Details) (USD $) In Millions, except Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	May 22, 2006
Stockholders' equity [Details] [Abstract]
Number of shares of the company's common stock authorized for repurchase			30,000,000
Principal amount of outstanding senior notes					$ 200
Common stock activity [Abstract]
Common Stock (in shares)	263,111,472	263,111,472	236,316,873	232,341,726
Treasury Stock (in shares)	(19,197,642)	(18,453,758)	(19,424,120)	(14,332,927)
Common shares outstanding (in shares)	243,913,830	244,657,714	216,892,753	218,008,799
Purchase of treasury stock (in shares)	(3,176,705)	(935,178)	(6,968,363)
Stock issued under stock option and other employee benefit plans (in shares)	2,432,821	1,668,217	1,877,170
Stock issued upon conversion of the 1.5% convertible debentures (in shares)		3,156,891	3,975,147
Stock issued related to NATCO acquisition - Common stock (in shares)		23,637,708
Stock issued related to NATCO acquisition - Treasury stock (in shares)		237,323
Stock issued related to NATCO acquisition - Shares outstanding (in shares)		23,875,031
Common stock reserved for future issuance under employee benefit plans (in shares)	14,517,506
Shares of preferred stock authorized to issue (in shares)	10,000,000	10,000,000
Par value of authorized preferred stock (in dollars per share)	$ 0.01	$ 0.01
Capital in excess of par value plus the retained earnings	$ 5,100

Accumulated Other Elements of Comprehensive Income (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Components of accumulated other elements of comprehensive income (loss) [Abstract]
Accumulated foreign currency translation gain	$ 31.5	$ 81.6
Prior service credits, net, related to the Company's pension and postretirement benefit plans	4.3	3.1
Actuarial losses, net, related to the Company's pension and postretirement benefit plans	(55.8)	(62.6)
Change in fair value of derivatives accounted for as cash flow hedges, net of tax and other	(7.1)	(12.6)
Accumulated other elements of comprehensive income	(27.1)	9.5
Expected after tax income to be recognized as a reduction in earnings	$ 5.5

Business Segments (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006
Business Segments [Details] [Abstract]
Research and product development costs									$ 55.2	$ 43.3	$ 42.6
Percent of total research and development costs incurred by DPS (in hundredths)									59.00%	46.00%	49.00%
Segment Reporting Information [Line Items]
Revenue	1,808.3	1,527.1	1,452.7	1,346.7	1,464.4	1,231.8	1,270	1,257	6,134.8	5,223.2	5,848.9
Depreciation and amortization									201.6	156.6	132.1
Interest income									(4.2)	(5.9)	(27.3)
Interest expense									82.2	92.4	70.3
Income (loss) before income taxes									733.3	642.8	851.4
Capital expenditures									200.7	240.9	272.2
Total assets	8,005.1				7,725.4				8,005.1	7,725.4	5,902.4	4,730.8	4,350.7
Entity-Wide Disclosure on Geographic Areas, Revenue and Long Lived Assets Attributed to Individual Foreign Countries [Line Items]
Revenue									6,134.8	5,223.2	5,848.9
Long-lived assets	2,979.6				2,901.6				2,979.6	2,901.6	1,758.7
DPS [Member]
Segment Reporting Information [Line Items]
Revenue									3,718.3	3,110.5	3,485.3
Depreciation and amortization									93	84.8	67.4
Interest income									0	0	0
Interest expense									0	0	0
Income (loss) before income taxes									666.7	574.7	599.3
Capital expenditures									104.6	171.8	162.8
Total assets	3,570.1				3,345				3,570.1	3,345	2,865.9
V&M [Member]
Segment Reporting Information [Line Items]
Revenue									1,273.3	1,194.7	1,473.2
Depreciation and amortization									42.4	36.2	32.2
Interest income									0	0	0
Interest expense									0	0	0
Income (loss) before income taxes									188	211.3	301.4
Capital expenditures									35.3	50	63
Total assets	1,299.7				1,181.3				1,299.7	1,181.3	1,199.4
PCS [Member]
Segment Reporting Information [Line Items]
Revenue									1,143.2	918	890.4
Depreciation and amortization									54.9	22	18.4
Interest income									0	0	0
Interest expense									0	0	0
Income (loss) before income taxes									131.9	147.4	142.6
Capital expenditures									19.7	14.9	25.4
Total assets	1,750.8				1,837.8				1,750.8	1,837.8	627.3
Corporate & Other [Member]
Segment Reporting Information [Line Items]
Revenue									0	0	0
Depreciation and amortization									11.3	13.6	14.1
Interest income									(4.2)	(5.9)	(27.3)
Interest expense									82.2	92.4	70.3
Income (loss) before income taxes									(253.3)	(290.6)	(191.9)
Capital expenditures									41.1	4.2	21
Total assets	1,384.5				1,361.3				1,384.5	1,361.3	1,209.8
United States [Member]
Entity-Wide Disclosure on Geographic Areas, Revenue and Long Lived Assets Attributed to Individual Foreign Countries [Line Items]
Revenue									3,281.5	2,551.3	2,885.1
Long-lived assets	1,896.6				1,769.3				1,896.6	1,769.3	1,034.9
United Kingdom [Member]
Entity-Wide Disclosure on Geographic Areas, Revenue and Long Lived Assets Attributed to Individual Foreign Countries [Line Items]
Revenue									1,041	663.4	765.8
Long-lived assets	197.7				232.8				197.7	232.8	182.5
Other foreign countries [Member]
Entity-Wide Disclosure on Geographic Areas, Revenue and Long Lived Assets Attributed to Individual Foreign Countries [Line Items]
Revenue									1,812.3	2,008.5	2,198
Long-lived assets	$ 885.3				$ 899.5				$ 885.3	$ 899.5	$ 541.3

Earnings Per Share (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Earnings Per Share [Details] [Abstract]
Net income	$ 164.6	$ 148.7	$ 129.2	$ 120.4	$ 97.3	$ 125	$ 138.6	$ 114.6	$ 562.9	$ 475.5	$ 580.7
Average shares outstanding, basic (in shares)									243.1	221.4	217.5
Common stock equivalents (in shares)									2.4	2.2	2.5
Incremental shares from assumed conversion of convertible debentures (in shares)									2	1.4	8.6
Shares utilized in diluted earnings per share calculation (in shares)									247.5	225	228.6
Earnings Per Share - [Abstract]
Basic earnings per share (in dollars per share)	$ 0.68	$ 0.61	$ 0.53	$ 0.49	$ 0.42	$ 0.57	$ 0.64	$ 0.53	$ 2.32	$ 2.15	$ 2.67
Diluted earnings per share (in dollars per share)	$ 0.66	$ 0.61	$ 0.52	$ 0.48	$ 0.41	$ 0.56	$ 0.62	$ 0.52	$ 2.27	$ 2.11	$ 2.54
Interest rate percentage on Convertible Debentures included in calculation of diluted earnings per share, prior period (in hundredths)	2.50%				2.50%				2.50%	2.50%	2.50%
Interest rate percentage on Convertible Debentures included in calculation of diluted earnings per share, current period (in hundredths)											1.50%

Summary of Non-cash Operating, Investing and Financing Activities (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Summary of Non-cash Operating, Investing and Financing Activities [Details] [Abstract]
Net assets of NATCO acquired in exchange for Cameron common stock , excluding net cash acquired	$ 0	$ 954.1	$ 0
NATCO purchase price allocation adjustment	(16.9)	0	0
Tax benefit of employee stock compensation plan transactions	17.4	9.7	22.6
Change in fair value of derivatives accounted for as cash flow hedges, net of tax	(6.1)	11.3	(47.2)
Actuarial gain (loss) and impact of plan amendments, net, related to defined benefit pension and postretirement benefit plans	4.5	(23)	7.9
Change in net assets due to a change in the measurement date of the Company's postretirement benefit plans			$ (0.1)

Off-Balance Sheet Risk and Guarantees, Concentrations of Credit Risk and Fair Value of Financial Instruments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Off-Balance Sheet Risk and Guarantees, Concentrations of Credit Risk and Fair Value of Financial Instruments [Details] [Abstract]
Contingently liable for bank guarantees and standby letters of credit issued on the company's behalf	$ 840.4
Liability to financial institutions for financial letters of credit and other guarantees issued on the Company's behalf	32
Liability for insurance bonds issued on the company's behalf	30.1
Concentration Risk Customer Revenue Percentage Maximum (in hundredths)	12.00%
Individual customer maximum percentage of total revenue during 2009 and 2008, description	no individual customer accounted for more than 10% of total revenue
Fair value of the fixed-rate debt	1,600	1,450
Face value of the fixed-rate debt	1,250	1,250
Number of interest rate swaps entered into in October 2009 (in number of swaps)		2
Notional amount of October 2009 interest rate swaps		400
Fixed interest rate received in interest rate swaps (in hundredths)		6.38%
Rate added to 3 month LIBOR to determine the variable rate on the October 19, 2009 interest rate swap (in hundredths)		4.79%
Notional amount of July 2010 interest rate swaps	400
Effective fixed interest rate on a portion of the fixed rate borrowings (in hundredths)	5.49%
Derivative, Maturity Date	Jan 15, 2012
Number of interest rate swaps held (in number of swaps)	3
Floating interest rate reset date first	January 15
Floating interest rate reset date second	April 15
Floating interest rate reset date third	July 15
Floating interest rate reset date fourth	October 15
Interest rate swaps semiannual interest payment and receipt date, first	January 15
Interest rate swaps semiannual interest payment and receipt date, second	July 15
Fair value, interest rate swaps	4.8
Derivatives, Fair Value [Line Items]
Derivative Asset Designated as Hedging Instrument, Fair Value	0.7	1.2
Derivative Asset Not Designated as Hedging Instrument, Fair Value	6.2	3
Derivative Liability Designated as Hedging Instrument, Fair Value	1.8	6.4
Derivative Liability Not Designated as Hedging Instrument, Fair Value	0	1
Derivative Asset, Fair Value	6.9	4.2
Derivative Liability, Fair Value	1.8	6.5
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized Gain (Loss) on Foreign Currency Derivatives, Net, before Tax	(9)	17.9
Foreign Currency Cash Flow Hedge Gain (Loss) Reclassified to Earnings, Net	(16.8)	(25.8)
Gain (Loss) on Foreign Currency Cash Flow Hedge Ineffectiveness	(0.7)	2.8
Gain (loss) recognized in earnings on derivatives not designated as hedging instruments in cost of goods sold, net	2.7
Gain (loss) recognized in earnings on derivatives not designated as hedging instruments in interest expense, net	7.2
2011 [Member] | FX Forward Contracts [Member] | Buy EUR [Member]
Derivative [Line Items]
Notional amount	37.9
2011 [Member] | FX Forward Contracts [Member] | Buy GBP [Member]
Derivative [Line Items]
Notional amount	1.4
2011 [Member] | FX Forward Contracts [Member] | Buy MYR [Member]
Derivative [Line Items]
Notional amount	12.9
2011 [Member] | FX Forward Contracts [Member] | Buy NOK [Member]
Derivative [Line Items]
Notional amount	18.6
2011 [Member] | FX Forward Contracts [Member] | Buy SGD [Member]
Derivative [Line Items]
Notional amount	4
2011 [Member] | FX Forward Contracts [Member] | Sell EUR [Member]
Derivative [Line Items]
Notional amount	(28.1)
2011 [Member] | FX Forward Contracts [Member] | Sell GBP [Member]
Derivative [Line Items]
Notional amount	(7)
2011 [Member] | FX Forward Contracts [Member] | Sell USD [Member]
Derivative [Line Items]
Notional amount	(42.6)
2011 [Member] | FX Options [Member] | Sell USD [Member]
Derivative [Line Items]
Notional amount	2.5
2012 [Member] | FX Forward Contracts [Member] | Sell USD [Member]
Derivative [Line Items]
Notional amount	(0.3)
2012 [Member] | Interest Rate Swaps [Member] | Swaps USD [Member]
Derivative [Line Items]
Notional amount	800
FX Forward Contracts [Member] | Buy EUR [Member]
Derivative [Line Items]
Notional amount	37.9
FX Forward Contracts [Member] | Buy GBP [Member]
Derivative [Line Items]
Notional amount	1.4
FX Forward Contracts [Member] | Buy MYR [Member]
Derivative [Line Items]
Notional amount	12.9
FX Forward Contracts [Member] | Buy NOK [Member]
Derivative [Line Items]
Notional amount	18.6
FX Forward Contracts [Member] | Buy SGD [Member]
Derivative [Line Items]
Notional amount	4
FX Forward Contracts [Member] | Buy USD [Member]
Derivative [Line Items]
Notional amount	0
FX Forward Contracts [Member] | Sell EUR [Member]
Derivative [Line Items]
Notional amount	(28.1)
FX Forward Contracts [Member] | Sell GBP [Member]
Derivative [Line Items]
Notional amount	(7)
FX Forward Contracts [Member] | Sell MYR [Member]
Derivative [Line Items]
Notional amount	0
FX Forward Contracts [Member] | Sell NOK [Member]
Derivative [Line Items]
Notional amount	0
FX Forward Contracts [Member] | Sell SGD [Member]
Derivative [Line Items]
Notional amount	0
FX Forward Contracts [Member] | Sell USD [Member]
Derivative [Line Items]
Notional amount	(42.9)
FX Options [Member] | Buy EUR [Member]
Derivative [Line Items]
Notional amount	0
FX Options [Member] | Swaps USD [Member]
Derivative [Line Items]
Notional amount	2.5
Interest Rate Swaps [Member] | Buy EUR [Member]
Derivative [Line Items]
Notional amount	0
Interest Rate Swaps [Member] | Sell USD [Member]
Derivative [Line Items]
Notional amount	0
Interest Rate Swaps [Member] | Swaps USD [Member]
Derivative [Line Items]
Notional amount	800
Foreign exchange contracts [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset Designated as Hedging Instrument, Fair Value	0.7	1.2
Derivative Asset Not Designated as Hedging Instrument, Fair Value	6.2	3
Foreign exchange contracts [Member] | Current assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset Designated as Hedging Instrument, Fair Value	0.7	1.2
Derivative Asset Not Designated as Hedging Instrument, Fair Value	1.4	1.7
Foreign exchange contracts [Member] | Non-current assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset Designated as Hedging Instrument, Fair Value	0	0
Derivative Asset Not Designated as Hedging Instrument, Fair Value	0	0
Foreign exchange contracts [Member] | Current liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability Designated as Hedging Instrument, Fair Value	1.8	6
Derivative Liability Not Designated as Hedging Instrument, Fair Value	0	0.1
Foreign exchange contracts [Member] | Non-current liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability Designated as Hedging Instrument, Fair Value	0	0.4
Derivative Liability Not Designated as Hedging Instrument, Fair Value	0	0
Interest rate swaps [Member] | Current assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset Designated as Hedging Instrument, Fair Value	0	0
Derivative Asset Not Designated as Hedging Instrument, Fair Value	0	0
Interest rate swaps [Member] | Non-current assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset Designated as Hedging Instrument, Fair Value	0	0
Derivative Asset Not Designated as Hedging Instrument, Fair Value	4.8	1.3
Other Comprehensive Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized Gain (Loss) on Foreign Currency Derivatives, Net, before Tax	(9)	17.9
Revenues [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Foreign Currency Cash Flow Hedge Gain (Loss) Reclassified to Earnings, Net	(4.9)	(17.3)
Gain (Loss) on Foreign Currency Cash Flow Hedge Ineffectiveness		0
Cost of goods sold [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Foreign Currency Cash Flow Hedge Gain (Loss) Reclassified to Earnings, Net	(11.8)	(8.4)
Gain (Loss) on Foreign Currency Cash Flow Hedge Ineffectiveness	(0.7)	2.8
Depreciation expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Foreign Currency Cash Flow Hedge Gain (Loss) Reclassified to Earnings, Net	$ (0.1)	$ (0.1)

Contingencies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Contingencies [Details] [Abstract]
Commercial general insurance liability coverage	$ 500
Commercial general insurance self (insured) retention	3
Incurred legal fees to date related to participation in investigations into Deepwater Horizon incident	12.5	0
Number of sites designated for cleanup under the Comprehensive Environmental Response Compensation and Liability Act or similar state law where Company is identified as a potentially responsible party	two sites
Accrued Environmental Loss Contingencies, Noncurrent	6.8
Number of homeowners covered by class action lawsuit settlement on contaminated underground water from Houston manufacturing site (in number of homeowners)	197
The number of homeowners notified of 2009 test results indicating their property is adjacent to the class area and may be affected by underground water contamination (in number of homeowners)	33
Accrued liability for claims for contaminated underground water from Houston manufacturing site.	11.7
Accrued liability for other multi-defendant multi-plaintiff tort potential pending lawsuits	$ 7.4
Number of countries where company has legal entities	over 35 countries
Suites filed naming Cameron as one of a number of defendants related to Deepwater Horizon incident	330 suits
Municipalities included in number of governmental entities filing suits relating to personal injury, wrongful death and property damage arising from Deepwater Horizon incident (in number of municipalities)	4
Mexican states included in number of governmental entities filing suits relating to personal injury, wrongful death and property damage arising from Deepwater Horizon incident (in number of states)	3

Unaudited Quarterly Operating Results (Details) (USD $) In Millions, except Per Share data	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006
Unaudited quarterly operating results [Abstract]
Revenue	$ 1,808.3	$ 1,527.1	$ 1,452.7	$ 1,346.7	$ 1,464.4	$ 1,231.8	$ 1,270	$ 1,257	$ 6,134.8	$ 5,223.2	$ 5,848.9
Revenues less cost of sales (exclusive of depreciation andamortization)	543.4	478.4	468	432.6	436.7	403.8	429.3	413.3
Other costs	8.1	10.4	18.4	10.3	42.6	5.8	10.9	22.3	47.2	81.6	0
Net income	164.6	148.7	129.2	120.4	97.3	125	138.6	114.6	562.9	475.5	580.7
Earnings per share [Abstract]
Basic (in dollars per share)	$ 0.68	$ 0.61	$ 0.53	$ 0.49	$ 0.42	$ 0.57	$ 0.64	$ 0.53	$ 2.32	$ 2.15	$ 2.67
Diluted (in dollars per share)	$ 0.66	$ 0.61	$ 0.52	$ 0.48	$ 0.41	$ 0.56	$ 0.62	$ 0.52	$ 2.27	$ 2.11	$ 2.54
Charge for pension plan termination									0	0	26.2
Income Statement Data: [Abstract]
Revenues	1,808.3	1,527.1	1,452.7	1,346.7	1,464.4	1,231.8	1,270	1,257	6,134.8	5,223.2	5,848.9
Costs and expenses:
Cost of sales (exclusive of depreciation and amortization shown separately below)									4,212.4	3,540.1	4,127.9
Selling and administrative expenses									862.3	715.6	668.3
Depreciation and amortization									201.6	156.6	132.1
Interest income									(4.2)	(5.9)	(27.3)
Interest expense									82.2	92.4	70.3
Other costs	8.1	10.4	18.4	10.3	42.6	5.8	10.9	22.3	47.2	81.6	0
Charge for pension plan termination									0	0	26.2
Acquisition Integration Related Costs									0	0	0
Total costs and expenses									5,401.5	4,580.4	4,997.5
Income before income taxes									733.3	642.8	851.4
Income tax provision									(170.4)	(167.3)	(270.7)
Net income	164.6	148.7	129.2	120.4	97.3	125	138.6	114.6	562.9	475.5	580.7
Basic earnings per share (in dollars per share)	$ 0.68	$ 0.61	$ 0.53	$ 0.49	$ 0.42	$ 0.57	$ 0.64	$ 0.53	$ 2.32	$ 2.15	$ 2.67
Diluted earnings per share (in dollars per share)	$ 0.66	$ 0.61	$ 0.52	$ 0.48	$ 0.41	$ 0.56	$ 0.62	$ 0.52	$ 2.27	$ 2.11	$ 2.54
Balance Sheet Data (at the end of the period): [Abstract]
Total assets	8,005.1				7,725.4				8,005.1	7,725.4	5,902.4	4,730.8	4,350.7
Stockholders' equity	4,392.4				3,919.7				4,392.4	3,919.7	2,344.5	2,133.7	1,792.8
Long-term debt	772.9				1,232.3				772.9	1,232.3	1,218.6	682.4	662.2
Other long-term obligations	266				277.1				266	277.1	228	221.8	267.5
Other Financial Information [Line Items]
Income (loss) before income taxes									733.3	642.8	851.4
Depreciation and amortization									201.6	156.6	132.1
Interest income									(4.2)	(5.9)	(27.3)
Interest expense									82.2	92.4	70.3
Other costs	$ 8.1	$ 10.4	$ 18.4	$ 10.3	$ 42.6	$ 5.8	$ 10.9	$ 22.3	$ 47.2	$ 81.6	$ 0

Valuation and Qualifying Accounts and Reserves (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Allowance for doubtful accounts [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	$ 15.8		$ 9.6		$ 8.2
Charged to costs and expenses	(0.4)		4.6		5.2
Charged to other accounts	0.8		4.8		(0.8)
Deductions	(1.5)	[1]	(3.8)	[1]	(2.5)	[1]
Translation	(0.7)		0.6		(0.5)
Balance at end of period	14		15.8		9.6
Allowance for obsolete and excess inventory [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	58.9		49.6		50
Charged to costs and expenses	15		15.2		7.9
Charged to other accounts	3.9		(0.3)		3.8
Deductions	(9.2)	[1]	(7.3)	[1]	(7.5)	[1]
Translation	(0.6)		1.7		(4.6)
Balance at end of period	$ 68		$ 58.9		$ 49.6

[1]	Write-offs of uncollectible receivables, deductions for collections of previously reserved receivables and write-offs of obsolete inventory.